EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.4%
	AGENCY CMBS — 1.9%
847,054	Freddie Mac Multifamily Structured Pass Through Series K092 X3(a),(b)		2.2490	05/25/47	$ 77,252
2,848,068	FREMF Mortgage Trust Series 2017-KF37 B(c),(d)	SOFR30A + 2.864%	8.2160	06/25/27	2,755,701
2,640,567	FREMF Mortgage Trust Series 2019-KF63(c),(d)	SOFR30A + 2.464%	7.8160	05/25/29	2,364,909
54,607	Government National Mortgage Association Series 2012-27 IO(a),(b)		0.2190	04/16/53	112
95,185	Government National Mortgage Association Series 3 IO(a),(b)		0.6400	02/16/61	4,245
184,487	Government National Mortgage Association Series 2012-H27 AI(a),(b)		1.7410	10/20/62	5,035
692,796	Government National Mortgage Association Series 210 IO(a),(b)		0.6990	07/16/64	41,104
40,000	Government National Mortgage Association Series 196 BE(b)		3.0000	10/16/64	30,566
40,000	Government National Mortgage Association Series 220 E(b)		3.0000	10/16/64	29,288
690,929	Government National Mortgage Association Series 216 IO(a),(b)		0.7490	07/16/65	40,628
1,035,863	Government National Mortgage Association Series 2016-H24 AI(a),(b)		0.7450	11/20/66	42,066
912,462	Multifamily Connecticut Avenue Securities Trust Series 2019-01 M10(c),(d)	SOFR30A + 3.364%	8.7130	10/25/49	914,766
					6,305,672
	AUTO LOAN — 1.7%
195,673	ACM Auto Trust Series 2023-2A A(c)		7.9700	06/20/30	196,689
1,000,000	CPS Auto Securitization Trust Series 2021-1 A(c)		7.8600	06/16/26	976,322
334,000	Flagship Credit Auto Trust Series 2020-3 E(c)		4.9800	12/15/27	330,699
100,000	SFS Auto Receivables Securitization Trust Series 2023-1A C(c)		5.9700	02/20/31	103,171
3,000,000	United Auto Credit Securitization Trust Series 2022-2 D(c)		6.8400	01/10/28	2,985,976
3,500,000	US Auto Funding Series 2021-1A D(c)		4.3600	03/15/27	956,421
13,207	US Auto Funding Trust Series 2022-1A A(c)		3.9800	04/15/25	13,031
					5,562,309
	CDO — 2.0%
3,991,428	Galleria CDO V Ltd. Series 5A B(c),(d)	TSFR1M + 2.662%	8.0090	09/19/37	3,880,144
3,417,418	Mid Ocean CBO Ltd. Series 2001-1X A1L(d)	TSFR1M + 0.762%	2.3910	11/05/36	267,642
3,000,000	Tropic CDO IV Ltd. Series 2004-4A A3L(c),(d)	TSFR1M + 1.262%	6.5630	04/15/35	2,356,998
					6,504,784
	CLO — 1.9%
500,000	Ellington Clo III Ltd. Series 2018-3A D(c),(d)	TSFR3M + 4.002%	9.2840	07/20/30	493,681
200,000	GC FTPYME Pastor FTA Series 4(d)	EUR003M + 2.400%	5.9420	07/15/45	48,856
561,522	Halcyon Loan Advisors Funding Ltd. Series 2013-2A D(c),(d)	TSFR3M + 4.062%	9.3090	08/01/25	351,122
250,000	Nassau Ltd. Series 2018-IA E(c),(d)	TSFR3M + 6.112%	11.4130	07/15/31	167,986
500,000	Peaks CLO 2 Ltd. Series 2017-2A CR(c),(d)	TSFR3M + 3.862%	9.1440	07/20/31	500,502

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.4% (Continued)
	CLO — 1.9% (Continued)
2,750,000	Peaks CLO 2 Ltd. Series 2017-2A DR(c),(d)	TSFR3M + 5.262%	10.5440	07/20/31	$ 2,751,944
296,483	Ready Capital Mortgage Financing, LLC Series 2021-FL7 A(c),(d)	TSFR1M + 1.314%	6.5920	11/25/36	295,009
500,000	Steele Creek Clo Ltd. Series 2018-2A D(c),(d)	TSFR3M + 3.662%	8.7630	08/18/31	494,110
464,571	STWD Ltd. Series 2022-FL3 A(c),(d)	SOFR30A + 1.350%	6.7040	11/15/38	458,907
408,500	STWD Ltd. Series 2022-FL3 C(c),(d)	SOFR30A + 2.200%	7.5540	11/15/38	374,151
500,000	Zais Clo Ltd. Series 2019-13A D1(c),(d)	TSFR3M + 4.782%	10.0830	07/15/32	477,717
					6,413,985
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.5%
75,105	ABN Amro Mortgage Corporation Series 2003-11 A4		5.5000	10/25/33	73,654
239,563	Adjustable Rate Mortgage Trust Series 2005-3 7A1(b)		6.1280	07/25/35	214,755
447,362	Adjustable Rate Mortgage Trust Series 2005-6A 2A2(d)	TSFR1M + 0.954%	6.2320	11/25/35	121,954
27,786	Alternative Loan Trust Series 1998-4 IIA3(e)		5.5870	08/25/28	27,205
82,678	Alternative Loan Trust Series 2005-J1 3A1		6.5000	08/25/32	81,245
21,896	Alternative Loan Trust Series 2004-J11 3A1		7.2500	08/25/32	22,483
102,836	Alternative Loan Trust Series 2003-J2 A1		6.0000	10/25/33	103,363
95,865	Alternative Loan Trust Series 2003-J3 1A3		5.2500	11/25/33	93,686
15,547	Alternative Loan Trust Series 2003-22CB 1A1		5.7500	12/25/33	15,670
33,670	Alternative Loan Trust Series 2003-J3 2A1		6.2500	12/25/33	35,530
8,357	Alternative Loan Trust Series 2004-16CB 1A1		5.5000	07/25/34	8,336
130,905	Alternative Loan Trust Series 2004-J8 2A1		7.0000	08/25/34	118,923
27,469	Alternative Loan Trust Series 2004-J10 2CB1		6.0000	09/25/34	27,429
37,003	Alternative Loan Trust Series 2004-15 1A2(b)		7.9910	09/25/34	35,641
539,935	Alternative Loan Trust Series 2004-J10 5CB1		5.5000	11/25/34	535,712
398,656	Alternative Loan Trust Series 2004-28CB 2A4		5.7500	01/25/35	370,301
76,279	Alternative Loan Trust Series 2004-28CB 3A1		6.0000	01/25/35	67,958
35,408	Alternative Loan Trust Series 2004-28CB 6A1		6.0000	01/25/35	32,814
29,377	Alternative Loan Trust Series 2005-3CB 1A9		5.0000	03/25/35	24,297
120,965	Alternative Loan Trust Series 2005-6CB 1A6		5.5000	04/25/35	102,957
73,091	Alternative Loan Trust Series 2005-14 2A1(d)	TSFR1M + 0.534%	5.8120	05/25/35	63,617
134,384	Alternative Loan Trust Series 2005-J8 1A5		5.5000	07/25/35	95,831
168,768	Alternative Loan Trust Series 2005-27 2A1(d)	12MTA + 1.350%	6.5120	08/25/35	139,937
39,047	Alternative Loan Trust Series 2005-J11 2A1		6.0000	10/25/35	19,639
30,177	Alternative Loan Trust Series 2005-54CB 1A11		5.5000	11/25/35	23,483
50,985	Alternative Loan Trust Series 2005-J11 1A3		5.5000	11/25/35	28,996

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.5% (Continued)
93,660	Alternative Loan Trust Series 2005-61 2A1(d)	TSFR1M + 0.674%	5.9520	12/25/35	$ 84,329
111,531	Alternative Loan Trust Series 2005-72 A3(d)	TSFR1M + 0.714%	5.9920	01/25/36	109,672
105,858	Alternative Loan Trust Series 2006-40T1 2A1		6.0000	12/25/36	31,440
885,554	Alternative Loan Trust Resecuritization Series 2005-12R A4		6.0000	11/25/34	865,394
35,947	Alternative Loan Trust Resecuritization Series 2005-12R A3		6.0000	11/25/34	35,129
367,057	Alternative Loan Trust Resecuritization Series 2008-2R 2A1(b)		10.4910	08/25/37	155,775
93,409	American Home Mortgage Investment Trust Series 2004-1 2M1(d)	TSFR6M + 2.428%	7.5070	04/25/44	85,579
166,244	Banc of America Alternative Loan Trust Series 2003-8 1CB1		5.5000	10/25/33	164,609
97,231	Banc of America Alternative Loan Trust Series 2004-6 3A1		6.0000	07/25/34	95,669
56,974	Banc of America Alternative Loan Trust Series 2007-1 1A1(b)		3.9860	02/25/57	49,355
1,046,663	Banc of America Funding Trust Series 2004-B 3A2(b)		4.3770	12/20/34	843,224
41,627	Banc of America Funding Trust Series 2005-E 8A1(d)	12MTA + 1.430%	6.5920	06/20/35	31,709
1,077,122	Banc of America Funding Trust Series 2010-R3 4A3(b),(c)		6.0000	06/26/36	904,337
11,089	Banc of America Funding Trust Series 2015-R4 5A1(c),(d)	TSFR1M + 0.264%	5.6140	10/25/36	11,076
78,449	Banc of America Funding Trust Series 2007-2 1A8(a)		6.0000	03/25/37	14,393
190,666	Banc of America Funding Trust Series 2006-H 2A2(b)		4.9090	09/20/46	155,495
694,272	Banc of America Funding Trust Series 2006-I 4A1(b)		4.4500	10/20/46	578,912
16,416	Banc of America Mortgage Trust Series 2002-L 1A1(b)		3.2040	12/25/32	12,968
43,569	Banc of America Mortgage Trust Series 2005-E 2A1(b)		5.8390	06/25/35	37,957
42,354	Banc of America Mortgage Trust Series 2005-F 3A1(b)		6.3550	07/25/35	35,080
62,496	Banc of America Mortgage Trust Series 2005-G 2A1(b)		5.4950	08/25/35	54,374
23,969	Banc of America Mortgage Trust Series 2005-H 2A1(b)		5.1110	09/25/35	20,838
123,563	Banc of America Mortgage Trust Series 2005-L 2A4(b)		5.4160	01/25/36	101,976
719,526	BCAP, LLC Series 2014-RR2 7A2(c),(d)	TSFR1M + 0.314%	4.3680	01/26/38	705,500
1,338,103	BCAP, LLC Trust Series 2011-RR5 12A1(c),(e)		4.5040	03/26/37	1,315,396
731,237	BCAP, LLC Trust Series 2011-RR10 1A2(b),(c)		5.0000	03/26/37	597,694
3,517	Bear Stearns ALT-A Trust Series 2004-11 2A1(b)		3.1820	11/25/34	3,268
34,294	Bear Stearns ALT-A Trust Series 2005-4 23A2(b)		5.3050	05/25/35	29,219
73,488	Bear Stearns ARM Trust Series 2003-1 1A1(b)		3.9210	04/25/33	60,896
64,600	Bear Stearns ARM Trust Series 2003-4 B1(b)		6.6940	07/25/33	59,110
29,878	Bear Stearns ARM Trust Series 2003-5 1A1(b)		7.5660	08/25/33	28,548
3,904	Bear Stearns ARM Trust Series 2003-7 6A(b)		5.9460	10/25/33	3,748
40,730	Bear Stearns ARM Trust Series 2003-8 2A1(b)		5.6960	01/25/34	37,844
100,872	Bear Stearns ARM Trust Series 2004-1 124M(b)		5.1970	04/25/34	87,963

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.5% (Continued)
9,523	Bear Stearns ARM Trust Series 2004-1 21A1(b)		6.3160	04/25/34	$ 8,760
93,501	Bear Stearns ARM Trust Series 2004-5(b)		4.3580	07/25/34	78,054
91,195	Bear Stearns ARM Trust Series 2004-6 3A(b)		6.0760	09/25/34	86,441
855,659	Bear Stearns ARM Trust Series 2004-8 13A1(b)		3.9720	11/25/34	750,712
31,526	Bear Stearns ARM Trust Series 2004-8 2A1(b)		4.7400	11/25/34	27,847
39,038	Bear Stearns ARM Trust Series 2004-10 12A5(b)		4.9650	01/25/35	37,573
894,715	Bear Stearns ARM Trust Series 2007-3 2A1(b)		4.2100	05/25/47	765,434
582,640	Bear Stearns Asset Backed Securities I Trust Series 2006-AC2 21A6		6.0000	03/25/36	240,790
567,052	Bear Stearns Asset Backed Securities Trust Series 2003-AC7 A1(e)		5.5000	01/25/34	478,685
138,171	Bear Stearns Structured Products Inc Trust Series 2007-R6 1A1(b)		5.2000	01/26/36	102,283
18,295	Bella Vista Mortgage Trust Series 2004-1 1A(d)	TSFR1M + 0.814%	6.1560	11/20/34	17,787
61,159	BlackRock Capital Finance, L.P. Series 1997-R2 1B1(b),(c)		3.5020	12/25/35	49,233
2,133,511	Brean Asset Backed Securities Trust Series 2023-RM6 A2(c),(e)		5.2500	01/25/63	2,013,817
3,276,406	Brean Asset Backed Securities Trust Series 2021-RM1 M1(c)		1.6000	10/25/63	2,533,234
625,376	Cascade Funding Mortgage Trust Series 2018-RM2 D(b),(c)		4.0000	10/25/68	561,491
2,941,608	Cascade Funding Mortgage Trust Series 2019-RM3 D(b),(c)		4.0000	06/25/69	2,661,622
68,644	CDMC Mortgage Pass-Through Certificates Series 2004-4 A8(b)		5.4200	09/25/34	67,142
81,483	CDMC Mortgage Pass-Through Certificates Series 2005-1 A4(b)		5.1050	02/18/35	79,154
997,279	Cendant Mortgage Capital, LLC CDMC Mort Pas Thr Ce Series 2004-1 A7		5.5000	02/25/34	968,396
230,000	CFMT, LLC Series 2022-HB9 M3(b),(c)		3.2500	09/25/37	201,623
90,678	Chase Home Lending Mortgage Trust Series 2019-1 B4(b),(c)		3.8870	03/25/50	78,239
129,861	Chase Mortgage Finance Trust Series 2004-S2 2A4		5.5000	02/25/34	127,661
269,423	Chase Mortgage Finance Trust Series 2006-A1 2A3(b)		5.4690	09/25/36	222,340
479,686	Chase Mortgage Finance Trust Series 2007-S3 AP(f)		0.0000	05/25/37	6,005
267,879	Chase Mortgage Finance Trust Series 2007-S3 1A17(a)		4.0000	05/25/37	62,957
171,587	Chevy Chase Funding, LLC Mortgage-Backed Series 2005-4A A2(c),(d)	TSFR1M + 0.364%	5.6420	10/25/36	125,935
349,343	CHL Mortgage Pass-Through Trust Series 2002-19 1A1		6.2500	11/25/32	296,469
86,557	CHL Mortgage Pass-Through Trust Series 2002-39 A37		5.7500	02/25/33	81,459
106,718	CHL Mortgage Pass-Through Trust Series 2003-60 2A1(b)		6.1160	02/25/34	91,546
23,932	CHL Mortgage Pass-Through Trust Series 2004-3 A4		5.7500	04/25/34	23,441
54,751	CHL Mortgage Pass-Through Trust Series 2004-5 2A9		5.2500	05/25/34	55,156
61,371	CHL Mortgage Pass-Through Trust Series 2004-5 2A2		5.5000	05/25/34	62,304
47,659	CHL Mortgage Pass-Through Trust Series 2004-6 2A1(b)		6.1320	05/25/34	46,041
32,209	CHL Mortgage Pass-Through Trust Series 2004-HYB2 2A(b)		6.7410	07/20/34	30,684

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.5% (Continued)
104,087	CHL Mortgage Pass-Through Trust Series 2004-J5 A4	5.5000	07/25/34	$ 102,586
37,628	CHL Mortgage Pass-Through Trust Series 2004-14 4A1(b)	6.5590	08/25/34	34,443
55,182	CHL Mortgage Pass-Through Trust Series 2004-J9 2A6	5.5000	01/25/35	52,609
50,377	CHL Mortgage Pass-Through Trust Series 2004-HYB5 6A2(b)	5.4420	04/20/35	45,881
407,029	CHL Mortgage Pass-Through Trust Series 2005-14 A2	5.5000	07/25/35	154,706
2,971,184	CHL Mortgage Pass-Through Trust Series 2005-14 A1	6.0000	07/25/35	1,261,138
517,456	CHL Mortgage Pass-Through Trust Series 2005-J2 3A12	5.0000	08/25/35	315,052
92,159	CHL Mortgage Pass-Through Trust Series 2006-J1 3A1	6.0000	02/25/36	34,694
78,685	CHL Mortgage Pass-Through Trust Series 2007-HY1 2A1(b)	4.1550	03/25/37	71,523
288,507	CHL Mortgage Pass-Through Trust Series 2007-15 2A2	6.5000	09/25/37	108,710
250,000	CHNGE Mortgage Trust Series 2023-1 M1(b),(c)	8.2590	03/25/58	252,147
225,000	CHNGE Mortgage Trust Series 2022-2 B2(b),(c)	4.6280	03/25/67	148,538
107,350	Citicorp Mortgage Securities REMIC Pass-Through Series 2005-4 1A5	5.5000	07/25/35	104,309
36,238	Citicorp Mortgage Securities Trust Series 2006-6 A4	6.0000	11/25/36	36,307
71,014	Citicorp Mortgage Securities Trust Series 2007-2 APO(f)	0.0000	02/25/37	37,265
175,344	Citicorp Mortgage Securities Trust Series 2007-4 1A5	6.0000	05/25/37	157,934
98,169	Citigroup Global Markets Mortgage Securities VII, Series 1997-HUD2 B2(b)	6.9590	11/25/27	87
3,597	Citigroup Global Markets Mortgage Securities VII, Series 2002-HYB1 B2(b)	6.2320	09/25/32	3,357
151,681	Citigroup Mortgage Loan Trust Series 2009-10 6A2(b),(c)	6.0760	09/25/34	136,704
146,765	Citigroup Mortgage Loan Trust Series 2009-4 7A5(b),(c)	5.4850	05/25/35	137,846
37,537	Citigroup Mortgage Loan Trust Series 2014-10 4A1(c),(b)	5.6330	02/25/37	37,246
95	Citigroup Mortgage Loan Trust Series 2010-9 5A3(c),(e)	5.7020	03/25/37	94
38,323	Citigroup Mortgage Loan Trust Series 2015-RP2 A(c)	4.2500	01/25/53	36,204
300,000	Citigroup Mortgage Loan Trust Series 2020-EXP1 B1(b),(c)	4.4670	05/25/60	254,394
1,333,865	Citigroup Mortgage Loan Trust Inc Mortgage Series 7 2A2A(b)	6.3250	09/25/35	1,014,712
10,766	Citigroup Mortgage Loan Trust, Inc. Series 2003-1 3A4	5.2500	09/25/33	10,027
39,493	Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 1CB2	6.7500	08/25/34	39,885
73,126	Citigroup Mortgage Loan Trust, Inc. Series 2004-UST1 A4(b)	7.3770	08/25/34	65,867
22,951	Citigroup Mortgage Loan Trust, Inc. Series 2004-UST1 A6(b)	7.5350	08/25/34	20,299
39,040	Citigroup Mortgage Loan Trust, Inc. Series 2005-2 2A11	5.5000	05/25/35	38,966
32,803	COLT Funding, LLC Series 2021-3R A2(b),(c)	1.2570	12/25/64	27,745
422,000	COLT Mortgage Loan Trust Series 2020-2 M1(b),(c)	5.2500	03/25/65	420,595
126,068	Credit Suisse First Boston Mortgage Securities Series 2001-26 5A1(b)	3.9810	11/25/31	125,663

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.5% (Continued)
238,030	Credit Suisse First Boston Mortgage Securities Series 2002-NP14 M1(c),(d)	TSFR1M + 2.302%	4.6670	11/25/31	$ 140,038
139,173	Credit Suisse First Boston Mortgage Securities Series 2001-33 3B1(b)		7.2050	01/25/32	125,103
63,256	Credit Suisse First Boston Mortgage Securities Series 2003-11 1A31		5.5000	06/25/33	62,436
292,722	Credit Suisse First Boston Mortgage Securities Series 2003-19 1A19		5.2500	07/25/33	285,500
20,615	Credit Suisse First Boston Mortgage Securities Series 2003-21 1A4		5.2500	09/25/33	19,673
70,061	Credit Suisse First Boston Mortgage Securities Series 2003-25 1A8(d)		5.5000	10/25/33	66,920
210,182	Credit Suisse First Boston Mortgage Securities Series 2003-25 1A11		5.5000	10/25/33	201,171
152,967	Credit Suisse First Boston Mortgage Securities Series 2004-6 1A3		5.5000	10/25/34	144,842
104,016	Credit Suisse First Boston Mortgage Securities Series 2005-8 9A9(d)	TSFR1M + 0.764%	6.0420	09/25/35	68,799
5,680	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10 2A1		5.2500	01/01/25	—
394,706	CSFB Mortgage-Backed Pass-Through Certificates Series 2002-9 1A2		7.5000	03/25/32	355,635
81,257	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24 3A1(b)		6.2650	10/25/33	76,440
61,060	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27 4A4		5.7500	11/25/33	59,175
388,049	CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4 1A5		6.0000	08/25/34	367,336
24,681	CSFB Mortgage-Backed Pass-Through Certificates Series 2005-3 7A5		5.7500	07/25/35	24,421
32,722	CSMC Series 2010-18R 4A4(b),(c)		3.5000	04/26/38	31,407
1,728,815	CSMC Series 2022-7R 1A1(c),(d)	SOFR30A + 4.500%	9.8500	10/25/66	1,656,866
309,008	CSMC Trust Series 2007-5R A5		6.5000	07/26/36	73,998
279,423	CSMC Trust Series 2021-RPL2 M3(b),(c)		3.6430	01/25/60	196,382
465,320	Deutsche Alt-B Securities Mortgage Loan Trust Series AB1 PO(f)		0.0000	04/25/37	227,182
29,828	Deutsche Mortgage Sec Inc Mort Loan Tr Series 2004-1 1A1		5.5000	09/25/33	29,826
2,693,532	Deutsche Mortgage Securities Inc Mortgage Loan Series PR1 5AF4(c),(d)	TSFR1M + 0.454%	5.7910	04/15/36	2,212,314
290,002	DSLA Mortgage Loan Trust Series 2004-AR4 2A1A(d)	TSFR1M + 0.834%	6.1760	01/19/45	221,962
400,000	Ellington Financial Mortgage Trust Series 2022-1 B2(b),(c)		3.8740	01/25/67	276,140
603,672	Fannie Mae Grantor Trust Series 2004-T5 AB1(b)		5.5040	05/28/35	554,040
171,236	Fannie Mae Trust Series 2005-W3 3A(b)		4.4210	04/25/45	169,256
41,117	Financial Asset Securities Corp AAA Trust Series 2005-2 A3(c),(d)	TSFR1M + 0.414%	5.6900	11/26/35	34,876
122,250	First Horizon Alternative Mortgage Securities Series 2004-AA1 A1(b)		6.7620	06/25/34	120,767
8,241	First Horizon Alternative Mortgage Securities Series 2004-AA3 A1(b)		5.8140	09/25/34	8,389
54,817	First Horizon Alternative Mortgage Securities Series AA7 2A2(b)		6.7270	02/25/35	47,731
71,977	First Horizon Alternative Mortgage Securities Series 2007-FA4 1A8		6.2500	08/25/37	28,362
507,493	First Horizon Mortgage Pass-Through Trust Series 2005-AR3 2A1(b)		6.7480	08/25/35	358,315
29,935	First Horizon Mortgage Pass-Through Trust Series 2005-AR5 3A1(b)		0.0000	10/25/35	16,661

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.5% (Continued)
501	First Horizon Mortgage Pass-Through Trust Series 2005-AR5 1A1(b)		0.0000	11/25/35	$ 445
97,361	First Horizon Mortgage Pass-Through Trust Series 2006-AR3 1A1(b)		3.9870	11/25/36	51,298
225,807	First Horizon Mortgage Pass-Through Trust Series 2007-AR3 1A1(b)		4.7940	11/25/37	92,057
1,109,000	Flagstar Mortgage Trust Series 2017-1 B5(b),(c)		3.6410	03/25/47	755,740
345,487	Flagstar Mortgage Trust Series 2018-3INV B4(b),(c)		4.4520	05/25/48	301,773
268,909	Flagstar Mortgage Trust Series 2019-2 B3(b),(c)		3.9950	12/25/49	219,289
94,419	Flagstar Mortgage Trust Series 2021-13IN B5(b),(c)		3.3580	12/30/51	63,991
1,000,000	Freddie Mac STACR Trust Series 2019-DNA3 B2(c),(d)	SOFR30A + 8.264%	13.6130	07/25/49	1,158,281
104,391	Freddie Mac Structured Pass-Through Certificates Series 60 2A1(b)		4.1560	03/25/44	96,891
129,826	Freddie Mac Structured Pass-Through Certificates Series T-61 1A1(d)	12MTA + 1.400%	6.5620	07/25/44	120,290
129,814	Freddie Mac Structured Pass-Through Certificates Series T-62 1A1(d)	12MTA + 1.200%	6.3620	10/25/44	117,516
739,489	Global Mortgage Securitization Ltd. Series 2004-A A3(c),(b)		7.5060	11/25/32	741,728
76,869	GMACM Mortgage Loan Trust Series 2004-J2 A8		5.7500	06/25/34	75,867
1,846,465	GMACM Mortgage Loan Trust Series 2005-AR5 4A1(b)		4.7670	09/19/35	1,596,738
111,168	GMACM Mortgage Loan Trust Series 2006-AR1 1A1(b)		3.6190	04/19/36	86,335
102,096	GS Mortgage Securities Corporation II Series 2000-1A A(c),(d)	TSFR1M + 0.464%	5.8060	09/20/24	96,202
401,423	GS Mortgage-Backed Securities Corp Trust Series 2019-PJ1 B3(b),(c)		4.0410	08/25/49	323,320
985,352	GSMPS Mortgage Loan Trust Series 2000-1 A(b),(c)		8.5000	06/19/29	910,669
962,594	GSMPS Mortgage Loan Trust Series 2004-4 1AF(c),(d)	TSFR1M + 0.514%	5.7920	06/25/34	851,243
1,632,363	GSMPS Mortgage Loan Trust Series 2004-4 1A2(c)		7.5000	06/25/34	1,598,282
290,002	GSMPS Mortgage Loan Trust Series 2004-4 1A3(c)		8.0000	06/25/34	282,967
29,162	GSMPS Mortgage Loan Trust Series 2005-RP2 1AF(c),(d)	TSFR1M + 0.464%	5.7420	03/25/35	26,671
154,450	GSMPS Mortgage Loan Trust Series 2005-RP3 1AF(c),(d)	TSFR1M + 0.464%	5.7420	09/25/35	125,181
107,254	GSMPS Mortgage Loan Trust Series 2006-RP1 1A2(c)		7.5000	01/25/36	94,961
784,388	GSMSC Pass-Through Trust Series 2008-2R 2A1(b),(c)		7.5000	10/25/36	91,473
100,066	GSR Mortgage Loan Trust Series 2003-3F 1A6		6.0000	04/25/33	94,979
113,218	GSR Mortgage Loan Trust Series 2004-7 1A1(b)		5.1060	06/25/34	100,575
557,965	GSR Mortgage Loan Trust Series 2004-12 1B1(d)	TSFR1M + 0.714%	5.9920	12/25/34	171,529
40,298	GSR Mortgage Loan Trust Series 2005-4F 6A1		6.5000	02/25/35	38,740
14,034	GSR Mortgage Loan Trust Series 2005-AR3 2A1(d)	TSFR1M + 0.554%	5.8320	05/25/35	10,918
26,120	GSR Mortgage Loan Trust Series 2005-AR3 1A1(d)	TSFR1M + 0.554%	5.8320	05/25/35	22,711
3,947	GSR Mortgage Loan Trust Series 2005-6F 1A7		5.2500	07/25/35	3,595
527,985	GSR Mortgage Loan Trust Series 2005-AR4 2A1(b)		6.6420	07/25/35	278,709
27,598	GSR Mortgage Loan Trust Series 2005-8F 3A4		6.0000	11/25/35	10,206

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.5% (Continued)
110,075	GSR Mortgage Loan Trust Series 2006-1F 2A16		6.0000	02/25/36	$ 49,608
2,352,444	GSR Mortgage Loan Trust Series 2006-10F 4A1(d)	TSFR1M + 0.464%	5.7420	01/25/37	317,795
70,948	GSR Mortgage Loan Trust Series 2007-AR2 2A1(b)		5.1280	05/25/37	38,957
208,106	HarborView Mortgage Loan Trust Series 2003-1 A(b)		5.8500	05/19/33	175,747
1,215,035	HarborView Mortgage Loan Trust Series 2004-7 4A(b)		5.4590	11/19/34	1,119,037
104,698	HarborView Mortgage Loan Trust Series 2005-4 3A1(b)		5.1370	07/19/35	74,187
33,724	HarborView Mortgage Loan Trust Series 2005-14 2A1A(b)		7.5180	12/19/35	24,344
83,617	HomeBanc Mortgage Trust Series 2005-3 M3(d)	TSFR1M + 0.879%	6.1570	07/25/35	83,288
163,858	HSI Asset Loan Obligation Trust Series 2007-AR1 4A1(b)		4.9890	01/25/37	125,430
202,158	HSI Asset Loan Obligation Trust Series 2007-1 2A12		6.5000	06/25/37	78,252
157,189	HSI Asset Loan Obligation Trust Series 2007-AR2 4A1(b)		5.2960	09/25/37	117,683
261,090	Hundred Acre Wood Trust Series 2021-INV1 B1(b),(c)		3.2300	07/25/51	225,242
164,660	Hundred Acre Wood Trust Series 2021-INV1 B2(b),(c)		3.2300	07/25/51	135,360
751,956	Hundred Acre Wood Trust Series 2021-INV3 B1(b),(c)		3.3180	10/25/51	644,141
137,157	Hundred Acre Wood Trust Series 2021-INV3 B3(b),(c)		3.3180	12/25/51	106,579
46,816	Impac CMB Trust Series 2003-2F M2(e)		6.5700	01/25/33	46,282
52,031	Impac CMB Trust Series 2003-4 3M2(e)		5.7290	07/25/33	50,748
22,056	Impac CMB Trust Series 2004-7 M4(d)	TSFR1M + 1.914%	7.1920	11/25/34	21,966
34,496	Impac CMB Trust Series 2004-10 3M2(d)	TSFR1M + 0.999%	6.2770	03/25/35	30,741
176,733	Impac CMB Trust Series 2005-4 2M1(d)	TSFR1M + 0.614%	6.1420	05/25/35	164,819
449,525	Impac CMB Trust Series 2005-4 2M2(d)	TSFR1M + 0.864%	6.5170	05/25/35	431,232
567,139	Impac CMB Trust Series 2005-8 2M1(d)	TSFR1M + 0.864%	6.1420	02/25/36	526,591
34,983	Impac CMB Trust Series 2004-10 3M3(d)	TSFR1M + 1.089%	6.3670	03/25/35	32,270
35,180	Impac CMB Trust Series 2005-2 2B(d)	TSFR1M + 2.589%	7.8670	04/25/35	33,817
123,033	Impac CMB Trust Series 2005-8 2M3(d)	TSFR1M + 2.364%	7.6420	02/25/36	119,578
111,099	Impac CMB Trust Series 2005-8 2B(d)	TSFR1M + 2.364%	7.6420	02/25/36	106,164
183,382	Impac Secured Assets CMN Owner Trust Series 2003-2 A2		6.0000	08/25/33	148,169
80,507	Impac Secured Assets Trust Series 2006-1 2A1(d)	TSFR1M + 0.814%	6.0920	05/25/36	77,676
864,978	IndyMac INDA Mortgage Loan Trust Series 2006-AR1 A2(d)	TSFR1M + 0.714%	5.9920	08/25/36	650,739
16,508	IndyMac INDX Mortgage Loan Trust Series 2004-AR11 2A(b)		4.7650	12/25/34	14,452
229,695	IndyMac INDX Mortgage Loan Trust Series 2004-AR15 3A1(b)		5.0430	02/25/35	206,361
202,702	IndyMac INDX Mortgage Loan Trust Series 2005-AR8 2A1A(d)	TSFR1M + 0.574%	5.8520	04/25/35	171,321
188,164	IndyMac INDX Mortgage Loan Trust Series 2005-AR13 1A1(b)		4.4070	08/25/35	86,157
245,059	JP Morgan Alternative Loan Trust Series 2005-S1 1A8(a),(d)	-1*(TSFR1M + 0.114%) + 7.150%	1.7580	12/25/35	26,277

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.5% (Continued)
845,097	JP Morgan Alternative Loan Trust Series A1 1A2(d)	TSFR1M + 0.714%	5.9920	03/25/36	$ 754,973
937,093	JP Morgan Alternative Loan Trust Series 2008-R4 1A1(c)		6.0000	12/27/36	486,747
100,000	JP Morgan Chase Commercial Mortgage Securities Series UES B(c)		4.1420	05/05/32	88,814
338,926	JP Morgan MBS Series 2006-R1 6A1(b),(c)		3.8110	09/28/44	264,461
22,582	JP Morgan Mortgage Trust Series 2006-A2 5A4(b)		6.1400	11/25/33	20,678
4,964	JP Morgan Mortgage Trust Series 2004-A3 3A3(b)		6.1200	07/25/34	4,696
21,104	JP Morgan Mortgage Trust Series 2004-S2 4A5		6.0000	11/25/34	19,335
24,950	JP Morgan Mortgage Trust Series 2005-A7 1A4(b)		5.2860	10/25/35	24,217
823,147	JP Morgan Mortgage Trust Series 2005-S3 1A22		5.5000	01/25/36	362,549
14,539	JP Morgan Mortgage Trust Series 2006-A4 3A1(b)		4.5170	06/25/36	9,946
159,244	JP Morgan Mortgage Trust Series 2006-A7 2A4R(b)		4.4570	01/25/37	119,718
130,761	JP Morgan Mortgage Trust Series 2006-A7 2A1R(b)		4.4570	01/25/37	96,260
18,939	JP Morgan Mortgage Trust Series 2018-8 A3(b),(c)		4.0000	01/25/49	17,066
179,909	JP Morgan Mortgage Trust Series 2019-8 B4(b),(c)		4.1710	03/25/50	157,267
204,924	JP Morgan Mortgage Trust Series 2008-R2 2A(b),(c)		5.5000	12/27/35	161,280
115,225	JP Morgan Tax-Emept Pass-Through Trust Series 2012-3 A(b),(c)		3.0000	10/27/42	102,870
149,521	JPMorgan Chase Bank NA - CHASE Series 2020-CL1 M3(d)	TSFR1M + 3.464%	8.7420	10/25/57	155,192
2,489,142	La Hipotecaria Panamanian Mortgage Trust Series 2021-1 GA(c)		4.3500	07/13/52	2,242,744
129,744	Lehman Mortgage Trust Series 2006-2 2A3		5.7500	04/25/36	129,464
39,884	MASTR Adjustable Rate Mortgages Trust Series 2003-1 2A1(b)		4.3240	12/25/32	36,147
16,275	MASTR Adjustable Rate Mortgages Trust Series 2003-2 4A1(b)		5.5180	07/25/33	15,031
34,907	MASTR Adjustable Rate Mortgages Trust Series 2003-6 2A1(b)		5.2910	12/25/33	31,965
17,445	MASTR Adjustable Rate Mortgages Trust Series 2003-6 7A1(b)		7.1250	12/25/33	17,437
42,985	MASTR Adjustable Rate Mortgages Trust Series 2003-7 B1(b)		6.7400	01/25/34	38,877
45,947	MASTR Adjustable Rate Mortgages Trust Series 2004-4 1A1(b)		7.2750	04/25/34	41,174
28,104	MASTR Adjustable Rate Mortgages Trust Series 2004-10(b)		5.7620	10/25/34	22,500
168,342	MASTR Adjustable Rate Mortgages Trust Series 2004-15 4A1(b)		4.7160	12/25/34	161,347
222,731	MASTR Adjustable Rate Mortgages Trust Series 2005-7 3A1(b)		3.8450	09/25/35	136,428
98,600	MASTR Adjustable Rate Mortgages Trust Series 2006-2 5A1(b)		5.2280	05/25/36	33,156
103,550	MASTR Alternative Loan Trust Series 2003-3 B2(b)		6.1540	05/25/33	95,110
503,439	MASTR Alternative Loan Trust Series 2003-5 8A1		5.5000	06/25/33	477,727
51,164	MASTR Alternative Loan Trust Series 2003-7 6A1		6.5000	12/25/33	53,996
97,117	MASTR Alternative Loan Trust Series 2004-1 2A1		7.0000	01/25/34	94,650
132,651	MASTR Alternative Loan Trust Series 2004-1 4A1		5.5000	02/25/34	128,628

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.5% (Continued)
50,012	MASTR Alternative Loan Trust Series 2004-3 2A1		6.2500	04/25/34	$ 51,005
190,387	MASTR Alternative Loan Trust Series 2004-3 6A1		6.5000	04/25/34	186,192
21,992	MASTR Alternative Loan Trust Series 2004-4 1A1		5.5000	05/25/34	21,641
51,140	MASTR Alternative Loan Trust Series 2004-7 10A1		6.0000	06/25/34	50,648
38,208	MASTR Alternative Loan Trust Series 2004-6 10A1		6.0000	07/25/34	36,696
152,492	MASTR Alternative Loan Trust Series 2004-6 7A1		6.0000	07/25/34	147,163
644,424	MASTR Alternative Loan Trust Series 2004-6 6A1		6.5000	07/25/34	646,701
791,238	MASTR Alternative Loan Trust Series 2004-7 9A1		6.0000	08/25/34	797,239
1,623,323	MASTR Alternative Loan Trust Series 2004-13 10A3		5.7500	01/25/35	1,400,816
24,456	MASTR Alternative Loan Trust Series 2007-1 30PO(f)		0.0000	10/25/36	13,698
2,118	MASTR Alternative Loan Trust Series 2005-1 5A1		5.5000	12/25/41	1,912
300,341	MASTR Alternative Loan Trust Series 2005-2 6A1		5.0000	03/25/43	237,560
866,086	MASTR Alternative Loan Trust Series 2007-HF1 4PO(f)		0.0000	10/25/47	9
19,591	MASTR Asset Securitization Trust Series 2003-12 6A1		5.0000	12/25/33	19,150
46,104	MASTR Asset Securitization Trust Series 2003-12 6A2		5.0000	12/25/33	40,380
45,697	MASTR Asset Securitization Trust Series 2003-11 9A6		5.2500	12/25/33	45,413
59,508	MASTR Asset Securitization Trust Series 2003-11 7A5		5.2500	12/25/33	57,718
3,474	MASTR Asset Securitization Trust Series 2003-11 2A10		5.5000	12/25/33	3,398
174,196	MASTR Asset Securitization Trust Series 2003-11 8A1		5.5000	12/25/33	154,239
8,219	MASTR Asset Securitization Trust Series 2004-1 1A12		5.5000	02/25/34	7,957
2,679,950	MASTR Asset Securitization Trust Series 2004-9 4A1		6.0000	09/25/34	1,990,931
66,648	MASTR Asset Securitization Trust Series 2005-1 2A9		5.5000	05/25/35	52,694
4,115,554	MASTR Asset Securitization Trust Series 2006-2 2A2(d)	TSFR1M + 0.614%	5.8920	06/25/36	825,683
2,174,712	MASTR Asset Securitization Trust Series 2006-3 2A1(d)	TSFR1M + 0.564%	5.8420	10/25/36	359,367
16,540	MASTR Reperforming Loan Trust Series 2005-2 1A4(c)		8.0000	05/25/35	12,344
129,807	MASTR Reperforming Loan Trust Series 2006-2 2A1(b),(c)		3.7150	05/25/36	118,780
15,429	MASTR Seasoned Securitization Trust Series 2005-1 3A1(b)		5.2480	10/25/32	12,867
52,889	MASTR Seasoned Securitization Trust Series 2004-1 4A1(b)		7.2540	10/25/32	48,574
347,717	MASTR Seasoned Securitization Trust Series 2003-1 2A1		6.0000	02/25/33	340,806
880,000	Mello Mortgage Capital Acceptance Series 2018-MTG2 B5(b),(c)		4.3170	10/25/48	691,361
549,232	Mello Mortgage Capital Acceptance Series 2021-MTG1 B1(b),(c)		2.6430	04/25/51	443,589
33,000	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A4 3A(b)		6.9700	05/25/33	30,388
150,425	Merrill Lynch Mortgage Investors Trust MLMI Series 2005-A4 1A(b)		2.1580	07/25/35	58,522

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.5% (Continued)
30,245	Merrill Lynch Mortgage Investors Trust Series 2003-A6 1A(b)		5.6300	09/25/33	$ 28,755
125,482	Merrill Lynch Mortgage Investors Trust MLCC Series 2004-HB1(b)		4.8950	04/25/29	110,525
258,837	Merrill Lynch Mortgage Investors Trust MLCC Series B B1(d)	TSFR1M + 0.714%	5.9920	07/25/30	224,690
41,013	Merrill Lynch Mortgage Investors Trust MLCC Series 2007-3 2A2(b)		4.2000	09/25/37	30,845
1,000,000	MFA Trust Series 2022-RPL1 M1(b),(c)		4.3990	08/25/61	847,720
44,337	Morgan Stanley Dean Witter Capital I Inc Trust Series 2003-HYB1 A3(b)		6.1740	03/25/33	38,709
93,524	Morgan Stanley Mortgage Loan Trust Series 2006-7 1A		5.0000	04/25/25	75,707
15,545	Morgan Stanley Mortgage Loan Trust Series 2004-2AR 2A(b)		6.7290	02/25/34	14,730
22,688	Morgan Stanley Mortgage Loan Trust Series 2004-8AR 2A(b)		4.2430	10/25/34	20,425
16,841	Morgan Stanley Mortgage Loan Trust Series 2004-8AR 4A1(b)		5.7690	10/25/34	14,823
11,282	Morgan Stanley Mortgage Loan Trust Series 2004-10AR 2A2(b)		5.9480	11/25/34	10,649
697,495	Morgan Stanley Mortgage Loan Trust Series 2005-1 4A1(d)	TSFR1M + 0.414%	5.6920	03/25/35	649,750
73,872	Morgan Stanley Mortgage Loan Trust Series 2005-10 5A1		6.0000	12/25/35	29,279
11,022	Morgan Stanley Mortgage Loan Trust Series 2006-8AR 4A2(b)		7.5000	06/25/36	9,617
1,733,152	Mortgage Equity Conversion Asset Trust Series 2007-FF2 A(c),(d)	H15T1Y + 0.470%	4.8300	02/25/42	1,701,238
2,678,521	Mortgage Loan Resecuritization Trust Series 2009-RS1 B15(c),(d)	TSFR1M + 0.454%	5.7970	04/16/36	1,803,338
117,929	MortgageIT Trust Series 2004-2 B2(d)	TSFR1M + 3.339%	8.6170	12/25/34	114,794
214,863	MortgageIT Trust Series 2005-3 M2(d)	TSFR1M + 0.909%	6.1870	08/25/35	205,053
102,906	MRFC Mortgage Pass-Through Trust Series 2000-TBC3 B4(b),(c)		6.2270	12/15/30	94,169
535,397	National City Mortgage Capital Trust Series 2008-1 2A1		6.0000	03/25/38	546,435
26,110	National City Mortgage Capital Trust Series 2008-1 2A2		6.0000	03/25/38	26,646
297,071	New Residential Mortgage Loan Trust Series 2017-2A B2(b),(c)		4.7500	03/25/57	260,118
720,000	New Residential Mortgage Loan Trust Series 2020-RPL1 B3(b),(c)		3.8640	11/25/59	534,378
138,811	Nomura Asset Acceptance Corp Alternative Loan Series 2004-R1 A2(c)		7.5000	03/25/34	127,734
437,185	Nomura Asset Acceptance Corp Alternative Loan Series 2005-AR3 1A1(d)	TSFR1M + 0.634%	5.9120	07/25/35	354,010
75,206	Nomura Asset Acceptance Corp Alternative Loan Series 2007-1 1A3(e)		6.4570	03/25/47	69,678
3,528,228	Ocwen Residential MBS Corporation Series 1998-R3 AWAC(b),(c)		0.0000	09/25/38	180,645
131,533	Ocwen Residential MBS Corporation Series 1999-R2 B2(b),(c)		0.7600	06/25/39	90,192
350,333	PHHMC Series Trust Series 2005-4 A8(b)		5.8750	07/18/35	339,923
337,311	Prime Mortgage Trust Series 2003-3 A9		5.5000	01/25/34	328,208
447,283	Provident Funding Mortgage Trust Series 2020-1 B3(b),(c)		3.2450	02/25/50	377,329
13,458	RAAC Series Trust Series 2005-SP1 4A1		7.0000	09/25/34	13,271
1,368	RALI Series Trust Series 2005-QA4 A41(b)		4.5750	04/25/35	1,319

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.5% (Continued)
104,579	RALI Series Trust Series 2005-QA12 CB1(b)		5.9510	12/25/35	$ 44,282
310,484	RAMP Series Trust Series 2002-SL1 AII4(b)		4.9760	06/25/32	290,046
9,887	RBSGC Mortgage Loan Trust Series 2007-B 3B1(b)		5.6220	01/25/37	9,603
308,876	RBSGC Structured Trust Series 2008-A A1(b),(c)		5.5000	11/25/35	257,944
8,255,098	RBSSP Resecuritization Trust Series 2009-12 19A2(b),(c)		4.4470	12/25/35	6,033,594
107,561	Reperforming Loan REMIC Trust Series 2003-R4 2A(b),(c)		4.7350	01/25/34	90,048
14,889	Reperforming Loan REMIC Trust Series 2004-R1 2A(c)		6.5000	11/25/34	14,195
8,925	Reperforming Loan REMIC Trust Series 2005-R2 2A4(c)		8.5000	06/25/35	8,812
72,750	Reperforming Loan REMIC Trust Series 2006-R2 AF1(c),(d)	TSFR1M + 0.534%	5.8120	07/25/36	64,658
130,007	Resecuritization Pass-Through Trust Series 2005-8R A5		6.0000	10/25/34	127,694
1,313,396	Residential Asset Securitization Trust Series 2003-A9 A3(d)	TSFR1M + 0.664%	5.9420	08/25/33	1,193,017
442,375	Residential Asset Securitization Trust Series 2003-A10 A5		5.2500	09/25/33	416,207
5,210,000	RMF Buyout Issuance Trust Series 2022-HB1 M3(b),(c)		4.5000	04/25/32	4,659,236
1,059,937	RMF Proprietary Issuance Trust Series 2021-2 M1(b),(c)		2.1250	09/25/61	850,454
224,180	RMF Proprietary Issuance Trust Series 2022-1 A1(b),(c)		3.0000	01/25/62	190,804
1,000,000	RMF Proprietary Issuance Trust Series 2022-1 M1(b),(c)		3.0000	01/25/62	769,806
1,000,000	RMF Proprietary Issuance Trust Series 2022-2 M3(b),(c)		3.7500	06/25/62	632,611
225,000	RMF Proprietary Issuance Trust Series 2022-3 A(b),(c)		4.0000	08/25/62	189,037
1,414	Ryland Mortgage Securities Corporation Series 1994-1 B(b)		0.0000	04/29/30	—
650,000	SBALR Commercial Mortgage Trust Series 2020-RR1 C(b),(c)		3.9790	02/13/53	471,017
46,252	Seasoned Credit Risk Transfer Trust Series 2017-3 B(f)		0.0000	07/25/56	6,789
827,634	Seasoned Credit Risk Transfer Trust Series 2019-1 M(b)		4.7500	07/25/58	800,169
282,265	Sequoia Mortgage Trust Series 2003-4 1A1(d)	TSFR1M + 0.734%	6.0700	07/20/33	238,440
28,880	Sequoia Mortgage Trust Series 2004-10 A1A(d)	TSFR1M + 0.734%	6.0700	11/20/34	27,066
39,223	Sequoia Mortgage Trust Series 2004-10 A3B(d)	TSFR6M + 1.208%	6.5080	11/20/34	32,496
47,987	Sequoia Mortgage Trust Series 2005-2 A1(d)	TSFR1M + 0.554%	5.8900	03/20/35	42,064
313,043	Sequoia Mortgage Trust Series 2005-3 B1(d)	TSFR1M + 0.669%	6.0050	05/20/35	204,751
303,127	Sequoia Mortgage Trust Series 2007-4 1A1(d)	TSFR1M + 0.894%	6.2300	01/20/36	214,967
290,697	Sequoia Mortgage Trust Series 2007-2 1B1(d)	TSFR1M + 0.714%	6.0500	06/20/36	230,110
112,471	Sequoia Mortgage Trust Series 2013-6 B1(b),(c)		3.5220	05/25/43	108,737
250,427	Sequoia Mortgage Trust Series 2014-4 A6(b),(c)		3.5000	11/25/44	229,661
72,997	Sequoia Mortgage Trust Series 2017-1 B3(b),(c)		3.6020	02/25/47	56,012
74,671	Shellpoint Co-Originator Trust Series 2017-1 B4(b),(c)		3.5900	04/25/47	55,261
100,000	Spruce Hill Mortgage Loan Trust Series 2020-SH1 B2(b),(c)		4.6760	01/28/50	88,598

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.5% (Continued)
503,410	STARM Mortgage Loan Trust Series 2007-4 3A1(b)		4.6200	10/25/37	$ 410,050
42,928	Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 4A1(b)		5.9830	03/25/34	39,730
60,096	Structured Adjustable Rate Mortgage Loan Trust Series 2004-18 1A3(b)		5.2560	12/25/34	52,209
193,815	Structured Adjustable Rate Mortgage Loan Trust Series 2005-4 1A1(b)		4.6330	03/25/35	160,643
333,838	Structured Adjustable Rate Mortgage Loan Trust Series 2005-15 1A1(b)		4.7020	07/25/35	185,213
729,780	Structured Adjustable Rate Mortgage Loan Trust Series 2006-1 2A2(b)		5.0220	02/25/36	653,478
7,112	Structured Adjustable Rate Mortgage Loan Trust Series 2006-8 3AF(d)	TSFR1M + 0.494%	5.7720	09/25/36	6,340
306,315	Structured Adjustable Rate Mortgage Loan Trust Series 9 2A1(b)		4.4220	10/25/47	187,532
146,672	Structured Asset Sec Corp Mort Passthr Certs Series 2003-40A 3A1(b)		5.7960	01/25/34	130,272
25,883	Structured Asset Sec Corp Mort Passthr Certs Series 2003-40A 3A2(b)		5.7960	01/25/34	25,278
59,721	Structured Asset Securities Corp Mortgage Series 2000-5 B3(b)		0.0000	11/25/30	36,299
1,206	Structured Asset Securities Corporation Series 2003-37A B1I(d)	TSFR1M + 0.894%	6.2370	12/25/33	1,127
391,934	Structured Asset Securities Corporation Series 2004-4XS 1M1(e)		4.8460	02/25/34	356,101
15,259	Structured Asset Securities Corporation Series 2004-4XS A3A(e)		4.8460	02/25/34	14,846
94,090	Structured Asset Securities Corporation Series 2004-4XS 1A5(e)		4.8460	02/25/34	91,511
72,183	Structured Asset Securities Corporation Series 2005-RF2 A(c),(d)	TSFR1M + 0.464%	5.7420	04/25/35	63,097
87,244	Structured Asset Securities Corporation Series 2005-RF3 2A(b),(c)		4.1630	06/25/35	74,531
56,485	Suntrust Alternative Loan Trust Series 2005-1F 1A1(d)	TSFR1M + 0.764%	5.7500	12/25/35	42,534
202,249	TIAA Bank Mortgage Loan Trust Series 2018-2 B3(b),(c)		3.6590	07/25/48	174,540
233,635	TIAA Bank Mortgage Loan Trust Series 2018-3 B4(b),(c)		4.1010	11/25/48	182,413
100,000	Verus Securitization Trust Series 2020-INV1 B2(b),(c)		6.0000	03/25/60	100,164
1,000,000	Verus Securitization Trust Series 2023-INV3 B1(b),(c)		8.2540	11/25/68	1,013,901
22,687	Wachovia Mortgage Loan Trust, LLC Series 2006-A 4A1(b)		6.2790	05/20/36	22,230
40,199	WaMu Mortgage Pass-Through Certificates Series 2002-AR14 B1(b)		4.3720	11/25/32	36,260
35,865	WaMu Mortgage Pass-Through Certificates Series 2002-AR18 A(b)		6.2820	01/25/33	35,223
34,393	WaMu Mortgage Pass-Through Certificates Series 2003-S3 1A4		5.5000	06/25/33	32,585
31,137	WaMu Mortgage Pass-Through Certificates Series 2003-S5 1A13		5.5000	06/25/33	30,737
218,566	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 1A7(b)		5.7240	09/25/33	198,251
18,753	WaMu Mortgage Pass-Through Certificates Series 2002-AR2 A(d)	ECOFC + 1.250%	4.4900	02/27/34	16,584
115,662	WaMu Mortgage Pass-Through Certificates Series CB3 2A		6.5000	10/25/34	117,877
41,183	WaMu Mortgage Pass-Through Certificates Series 2006-AR2 1A1(b)		4.5770	03/25/36	38,415

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.4% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 31.5% (Continued)
81,505	WaMu Mortgage Pass-Through Certificates Series 2002-AR17 1A(d)	12MTA + 1.200%	6.3620	11/25/42	$ 72,040
115,673	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A1(b)		4.6010	08/25/46	110,346
162,409	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS7 A12		5.5000	03/25/33	160,197
44,501	Washington Mutual MSC Mortgage Pass-Through Series 2003-MS9 2A		7.5000	04/25/33	45,417
173,868	Washington Mutual MSC Mortgage Pass-Through Series 2003-AR3 B1(b)		5.1520	06/25/33	147,220
4,978	Washington Mutual MSC Mortgage Pass-Through Series 2005-RA1 3B4(b),(c)		4.3190	01/25/35	4,073
114,897	Washington Mutual MSC Mortgage Pass-Through Series RA3 CB1(b)		5.6530	08/25/38	98,666
907,787	Wells Fargo Alternative Loan Trust Series 2005-1 2A3		5.5000	02/25/35	837,744
50,372	Wells Fargo Mortgage Backed Securities Series 2006-AR14 2A1(b)		6.3620	10/25/36	45,060
65,954	Wells Fargo Mortgage Backed Securities Series 2007-7 A6		6.0000	06/25/37	57,442
234,000	Wells Fargo Mortgage Backed Securities Series 2018-1 B4(b),(c)		3.6560	07/25/47	176,801
58,221	Wells Fargo Mortgage Backed Securities Series 2019-4 A2(b),(c)		3.0000	09/25/49	48,694
202,843	WinWater Mortgage Loan Trust Series 2015-1 B2(b),(c)		3.8700	01/20/45	188,244
					103,308,577
	CREDIT CARD — 0.3%
1,000,000	Continental Finance Credit Card A.B.S Master Trust Series 2022-A A(c)		6.1900	10/15/30	1,006,869

	HOME EQUITY — 3.5%
58,033	ABFC Trust Series 2004-OPT2 A2(d)	TSFR1M + 0.674%	5.9520	10/25/33	56,636
147,984	AFC Trust Series 1999-3 1A(d)	TSFR1M + 1.094%	6.4440	09/28/29	122,452
27,331	American Residential Home Equity Loan Trust Series 1998-1 B(d)	TSFR1M + 2.289%	7.5670	05/25/29	42,212
461,461	Bayview Financial Asset Trust Series 2007-SR1A A(c),(d)	TSFR1M + 0.564%	5.8420	03/25/37	462,826
1,112,000	Bayview Financial Mortgage Pass-Through Trust Series D M2(b)		5.5000	12/28/35	1,075,679
2,722,370	Bayview Financial Mortgage Pass-Through Trust Series 2004-B A1(c),(d)	TSFR1M + 1.114%	6.3660	05/28/39	2,260,404
1,219,652	Bayview Financial Mortgage Pass-Through Trust Series 2005-A M1(c),(d)	TSFR1M + 1.614%	6.8660	02/28/40	1,146,121
14,236	Bear Stearns Asset Backed Securities I Trust Series 2004-FR2 M4(d)	TSFR1M + 2.214%	4.7670	06/25/34	13,830
257,538	Bear Stearns Home Loan Owner Trust Series 2001-A B(e)		10.5000	02/15/31	260,023
209,333	CHEC Loan Trust Series 2004-1 M2(c),(d)	TSFR1M + 1.089%	6.3670	07/25/34	207,983
8,262	Citigroup Global Markets Mortgage Securities VII, Series 2002-WMC1 M1(d)	TSFR1M + 1.464%	6.7420	01/25/32	7,859
114,724	Delta Funding Home Equity Loan Trust Series 1999-3 A2F(e)		8.0610	09/15/29	109,715
272,664	Delta Funding Home Equity Loan Trust Series 2000-1 M2(e)		8.5900	05/15/30	259,308

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.4% (Continued)
	HOME EQUITY — 3.5% (Continued)
90,231	Delta Funding Home Equity Loan Trust Series 1999-2 A1A(d)	TSFR1M + 0.434%	6.0910	08/15/30	$ 89,173
90,685	EMC Mortgage Loan Trust Series 2001-A M1(c),(d)	TSFR1M + 1.164%	6.4420	05/25/40	100,368
163,270	Financial Asset Securities Corp AAA Trust Series 2005-1A 1A3B(c),(d)	TSFR1M + 0.524%	5.7760	02/27/35	154,465
47,360	GE Capital Mortgage Services Inc Trust Series 1999-HE1 A6(b)		6.7000	04/25/29	47,575
236,013	Home Equity Asset Trust Series 2002-2 A2(d)	TSFR1M + 0.714%	6.0640	06/25/32	232,018
954,173	Mastr Asset Backed Securities Trust Series 2004-FRE1 M7(d)	TSFR1M + 2.814%	8.0920	07/25/34	889,246
217,519	Mastr Asset Backed Securities Trust Series 2005-NC1 M2(d)	TSFR1M + 0.864%	6.1420	12/25/34	216,071
228,560	Mastr Asset Backed Securities Trust Series 2007-NCW A2(c),(d)	TSFR1M + 0.714%	5.9920	05/25/37	187,832
258,056	Morgan Stanley A.B.S Capital I Inc Trust Series 2003-SD1 M2(d)	TSFR1M + 4.014%	9.2920	03/25/33	230,055
21,112	New Century Home Equity Loan Trust Series 2003-5 AII(d)	TSFR1M + 0.914%	3.5370	11/25/33	11,164
89,109	Nomura Home Equity Loan Inc Home Equity Loan Trust Series 2006-HE2 M1(d)	TSFR1M + 0.609%	5.8870	03/25/36	77,330
213,519	NovaStar Mortgage Funding Trust Series 2003-4 A1(d)	TSFR1M + 0.854%	6.1320	02/25/34	212,298
27,804	RAAC Series Trust Series 2004-SP1 AII(d)	TSFR1M + 0.814%	6.0920	03/25/34	26,098
173,511	RBSSP Resecuritization Trust Series 2010-4 6A2(c),(e)		5.8250	02/26/36	168,545
425,887	Renaissance Home Equity Loan Trust Series 2002-3 M1(d)	TSFR1M + 1.614%	6.8920	12/25/32	394,745
83,936	Renaissance Home Equity Loan Trust Series 2002-3 M2(d)	TSFR1M + 2.664%	7.9420	12/25/32	70,270
21,104	Saxon Asset Securities Trust Series 2001-2 AF5(e)		7.1700	03/25/29	21,027
30,005	Saxon Asset Securities Trust Series 2003-3 M2(d)	TSFR1M + 2.514%	3.9950	12/25/33	27,471
189,754	Saxon Asset Securities Trust Series 2003-3 AF5(e)		4.1280	12/25/33	182,445
141,896	Saxon Asset Securities Trust Series 2004-1 A(d)	TSFR1M + 0.654%	2.0170	03/25/35	114,656
1,500,000	Security National Mortgage Loan Trust Series 2005-2A A4(b),(c)		7.0670	02/25/35	1,516,369
265,730	Security National Mortgage Loan Trust Series 2005-2A A3(b),(c)		6.2130	02/25/36	265,749
20,543	Soundview Home Loan Trust Series 2006-OPT4 1A1(d)	TSFR1M + 0.414%	5.6920	06/25/36	20,312
158,683	Southern Pacific Secured Asset Corporation Series 1997-2 M1F		7.3200	05/25/27	187,521
					11,467,851
	MANUFACTURED HOUSING — 0.3%
1,000,000	Cascade MH Asset Trust Series 2019-MH1 M(b),(c)		5.9850	11/25/44	885,219
87,573	Conseco Finance Corporation Series 5 B1(b)		8.1000	07/15/26	81,006
					966,225
	NON AGENCY CMBS — 28.6%
3,204,350	Angel Oak SB Commercial Mortgage Trust Series 2020-SBC1 B1(b),(c)		3.6530	05/25/50	2,422,797
2,124,264	Angel Oak SB Commercial Mortgage Trust Series 2020-SBC1 B2(b),(c)		5.3780	05/25/50	1,538,117
723,000	Arbor Multifamily Mortgage Securities Trust Series 2020-MF1 D(c)		1.7500	05/15/53	526,135

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.4% (Continued)
	NON AGENCY CMBS — 28.6% (Continued)
1,000,000	Arbor Multifamily Mortgage Securities Trust Series 2020-MF1 E(c)		1.7500	05/15/53	$ 695,888
300,000	BAMLL Commercial Mortgage Securities Trust Series 2014-520M C(b),(c)		4.3540	08/15/46	169,896
825,000	BANK Series 2017-BNK8 C(b)		4.2290	11/15/50	599,253
868,000	BANK Series 2019-BN19 D(c)		3.0000	08/15/61	382,752
2,000,000	BANK Series 2019-BNK19 E(c)		3.0000	08/15/61	542,072
1,625,000	BANK Series 2019-BN19 B		3.6470	08/15/61	1,358,905
980,000	BANK Series 2019-BNK20 B(b)		3.3950	09/15/62	783,403
474,000	BANK Series 2020-BNK27 B(b)		2.9060	04/15/63	364,731
26,613	Bayview Commercial Asset Trust Series 2005-2A M1(c),(d)	TSFR1M + 0.759%	6.0370	08/25/35	24,170
41,180	Bayview Commercial Asset Trust Series 2005-2A B1(c),(d)	TSFR1M + 1.839%	7.1170	08/25/35	41,025
165,502	Bayview Commercial Asset Trust Series 2005-3A A1(c),(d)	TSFR1M + 0.594%	5.8720	11/25/35	157,339
21,423	Bayview Commercial Asset Trust Series 2005-4A M1(c),(d)	TSFR1M + 0.789%	6.0670	01/25/36	19,646
71,276	Bayview Commercial Asset Trust Series 2007-1 M2(c),(d)	TSFR1M + 0.549%	5.8270	03/25/37	61,306
1,384,304	Bayview Commercial Asset Trust Series 2007-3 M1(c),(d)	TSFR1M + 0.579%	5.8570	07/25/37	1,289,178
333,424	Bayview Commercial Asset Trust Series 2007-3 M2(c),(d)	TSFR1M + 0.624%	5.9020	07/25/37	305,016
437,091	Bayview Commercial Asset Trust Series 2007-3 M3(c),(d)	TSFR1M + 0.669%	5.9470	07/25/37	399,272
824,217	Bayview Commercial Asset Trust Series 2007-3 M4(c),(d)	TSFR1M + 0.864%	6.1420	07/25/37	759,576
500,000	Bayview Commercial Asset Trust Series 2008-1 M1(c),(d)	TSFR1M + 2.214%	7.4920	01/25/38	456,022
350,000	BBCMS Mortgage Trust Series 2024-C24 D(c)		4.2500	02/15/57	261,027
350,000	BBSG Mortgage Trust Series 2016-MRP A(c)		3.2750	06/05/36	268,567
5,000,000	Benchmark Mortgage Trust Series 2020-IG1 AS(b)		2.9090	09/15/43	3,862,095
100,000	Benchmark Mortgage Trust Series 2020-IG3 A4(c)		2.4370	09/15/48	79,595
220,000	Benchmark Mortgage Trust Series 2020-IG3 C(b),(c)		3.3880	09/15/48	60,626
1,000,000	Benchmark Mortgage Trust Series 2020-IG3 B(b),(c)		3.3880	09/15/48	527,766
2,500,000	Benchmark Mortgage Trust Series 2020-IG2 B(b),(c)		3.4030	09/15/48	1,582,890
130,000	Benchmark Mortgage Trust Series 2019-B9 B		4.4680	03/15/52	111,060
900,000	Benchmark Mortgage Trust Series 2020-B17 E(c)		2.2500	03/15/53	465,886
470,000	Benchmark Mortgage Trust Series 2020-B17 C(b)		3.3710	03/15/53	330,244
500,000	Benchmark Mortgage Trust Series 2020-B19 B		2.3510	09/15/53	384,327
495,000	Benchmark Mortgage Trust Series 2021-B24 A2		1.9530	03/15/54	438,882
328,000	Benchmark Mortgage Trust Series 2021-B31 C(b)		3.1950	12/15/54	225,929
350,000	BFLD Trust Series 2020-EYP A(c),(d)	TSFR1M + 1.264%	6.6010	10/15/35	263,218
555,000	BMD2 Re-Remic Trust Series 2019-FRR1 5A1(b),(c)		3.4640	05/25/52	455,539
155,000	BPR Trust Series 2022-STAR A(c),(d)	TSFR1M + 3.232%	8.5690	08/15/39	146,220

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.4% (Continued)
	NON AGENCY CMBS — 28.6% (Continued)
3,300,000	BWAY Mortgage Trust Series 2022-26BW A(c)		3.4020	02/10/44	$ 2,695,201
1,500,000	BXP Trust Series 2017-CQHP A(c),(d)	TSFR1M + 0.897%	6.2340	11/15/34	1,402,390
500,000	Cantor Commercial Real Estate Lending Series 2019-CF3 E(b),(c)		2.5000	01/15/53	269,187
181,317	Capital Funding Mortgage Trust Series 2021-15 A(c),(d)	TSFR1M + 3.400%	8.7400	03/12/25	180,776
2,768,639	Carbon Capital VI Commercial Mortgage Series 2019-FL2 B(c),(d)	TSFR1M + 2.964%	8.3010	10/15/35	1,399,131
1,930,884	CBA Commercial Small Balance Commercial Mortgage Series 2007-1A A(c),(e)		6.2600	07/25/39	1,813,780
1,000,000	CD Mortgage Trust Series 2016-CD2 B(b)		3.8790	11/10/49	845,682
72,000	CD Mortgage Trust Series 2017-CD3 D(c)		3.2500	02/10/50	23,787
1,000,000	CD Mortgage Trust Series 2017-CD3 AS		3.8330	02/10/50	835,719
385,453	CFCRE Commercial Mortgage Trust Series 2011-C2 D(b),(c)		5.2490	12/15/47	356,877
100,000	CFK Trust Series 2020-MF2 A(c)		2.3870	03/15/39	86,307
1,990,236	CG-CCRE Commercial Mortgage Trust Series 2014-FL1 B(c),(d)	TSFR1M + 1.264%	6.6010	06/15/31	1,916,623
50,000	Citigroup Commercial Mortgage Trust Series 2015-GC31 B(b)		4.1670	06/10/48	37,433
900,000	Citigroup Commercial Mortgage Trust Series 2015-GC35 C(b)		4.6060	11/10/48	608,625
278,149	CNL Commercial Mortgage Loan Trust Series 2003-1A A1(c),(d)	TSFR1M + 0.614%	5.9510	05/15/31	271,211
48,415	COMM Mortgage Trust Series 2012-LC4 B(b)		4.9340	12/10/44	45,468
1,935,717	COMM Mortgage Trust Series 2013-CR12 AM		4.3000	10/10/46	1,770,697
2,385,000	COMM Mortgage Trust Series 2013-CR12 B(b)		4.7620	10/10/46	1,228,275
209,248	COMM Mortgage Trust Series 2014-CCRE16 B		4.5820	04/10/47	193,552
175,500	COMM Mortgage Trust Series 2016-COR1 C(b)		4.4680	10/10/49	131,413
2,514,000	Csail Commercial Mortgage Trust Series 2015-C2 C(b)		4.3110	06/15/57	2,230,255
265,000	CSAIL Commercial Mortgage Trust Series 2018-C14 D(b),(c)		5.0400	11/15/51	216,173
360,000	CSMC Series 2017-TIME A(c)		3.6460	11/13/39	267,301
270,000	CSMC OA, LLC Series 2014-USA(c)		3.9500	09/15/37	224,145
1,390,000	CSMC OA, LLC Series 2014-USA D(c)		4.3730	09/15/37	1,101,875
350,000	CSMC Trust Series 2017-PFHP A(c),(d)	TSFR1M + 0.997%	6.3340	12/15/30	323,204
524,337	FREMF Mortgage Trust Series 2017-KF38 B(c),(d)	SOFR30A + 2.614%	7.9660	09/25/24	485,655
55,105	FREMF Mortgage Trust Series 2018-KF49 B(c),(d)	SOFR30A + 2.014%	7.3660	06/25/25	51,658
1,470,000	GS Mortgage Securities Corp Trust Series 2021-ROSS A(c),(d)	TSFR1M + 1.264%	6.7510	05/15/26	1,361,431
48,271	GS Mortgage Securities Corp Trust Series 2013-G1 B(b),(c)		3.8450	04/10/31	44,391
1,000,000	GS Mortgage Securities Corp Trust Series 2013-PEMB A(b),(c)		3.6680	03/05/33	870,657
184,308	GS Mortgage Securities Corp Trust Series 2012-BWTR A(c)		2.9540	11/05/34	145,394
47,000	GS Mortgage Securities Corporation II Series 2005-ROCK F(c)		5.5150	05/03/32	42,113
1,500,000	GS Mortgage Securities Trust Series 2011-GC5 B(b),(c)		5.2960	08/10/44	1,336,810

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.4% (Continued)
	NON AGENCY CMBS — 28.6% (Continued)
65,000	GS Mortgage Securities Trust Series 2014-GC20 C(b)		5.1270	04/10/47	$ 58,845
769,082	GS Mortgage Securities Trust Series 2015-GS1 C(b)		4.5630	11/10/48	557,189
1,000,000	GS Mortgage Securities Trust Series 2016-GS4 C(b)		4.0750	11/10/49	843,830
1,300,000	Harvest Commercial Capital Loan Trust Series 2019-1 M5(b),(c)		5.7300	11/25/31	1,208,324
2,000,000	Harvest Commercial Capital Loan Trust Series 2020-1 M5(b),(c)		5.9640	04/25/52	1,743,521
1,342,427	Hudsons Bay Simon JV Trust Series 2015-HB7 A7(c)		3.9140	08/05/34	1,306,532
46,669	Impac CMB Trust Series 2004-8 3B(d)	TSFR1M + 2.739%	8.0170	08/25/34	43,979
387,000	J.P. Morgan Chase Commercial Mortgage Series MINN A(c),(d)	TSFR1M + 1.317%	6.6540	11/15/35	348,760
453,936	JP Morgan Chase Commercial Mortgage Securities Series 2015-FL7 D(c),(d)	PRIME + 0.693%	9.1930	05/15/28	390,932
1,900,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC A(c),(d)	TSFR1M + 1.497%	6.8340	04/15/31	1,288,428
560,000	JP Morgan Chase Commercial Mortgage Securities Series MKST A(c),(d)	TSFR1M + 1.464%	6.8010	12/15/36	417,570
193,000	JP Morgan Chase Commercial Mortgage Securities Series 2011-C3 E(b),(c)		5.7090	02/15/46	76,235
500,000	JP Morgan Chase Commercial Mortgage Securities Series 2013-LC11 E(b),(c)		3.2500	04/15/46	99,099
60,000	JP Morgan Chase Commercial Mortgage Securities Series C20 C(b)		4.6820	07/15/47	48,828
5,670,781	JP Morgan Chase Commercial Mortgage Securities Series 2007-LD11 AJ(b)		6.0140	06/15/49	1,308,759
2,928,977	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-WLDN A(c)		3.9100	05/05/30	2,496,952
339,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C29 C(b)		4.3260	05/15/48	288,569
1,350,000	JPMBB Commercial Mortgage Securities Trust Series C31 B(b)		4.7770	08/15/48	1,135,362
345,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C32 D(b)		4.3040	11/15/48	38,539
210,000	JPMDB Commercial Mortgage Securities Trust Series 2017-C5 AS(b)		3.8580	03/15/50	187,787
825,000	JPMDB Commercial Mortgage Securities Trust Series 2017-C5 B(b)		4.0090	03/15/50	633,374
165,000	JPMDB Commercial Mortgage Securities Trust Series COR7 B(b)		3.2940	05/13/53	101,073
381,000	LSTAR Commercial Mortgage Trust Series 2016-4 C(b),(c)		4.7590	03/10/49	325,680
2,000,000	LSTAR Commercial Mortgage Trust Series 2016-4 D(b),(c)		4.7590	03/10/49	1,775,252
1,500,000	LSTAR Commercial Mortgage Trust Series 2017-5 D(b),(c)		4.8230	03/10/50	1,128,532
1,999,851	ML-CFC Commercial Mortgage Trust Series 2007-5 AJ(b)		5.4500	08/12/48	359,973
6,076,362	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 AS(b)		4.2130	08/15/46	5,382,219
130,000	Morgan Stanley Bank of America Merrill Lynch Trust Series C16 C(b)		4.8720	06/15/47	102,267
500,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33 AS		3.8520	05/15/50	477,735
240,000	Morgan Stanley Capital I Trust Series 2014-150E A(c)		3.9120	09/09/32	207,533

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.4% (Continued)
	NON AGENCY CMBS — 28.6% (Continued)
420,000	Morgan Stanley Capital I Trust Series 2014-150E AS(c)		4.0120	09/09/32	$ 338,245
172,000	Morgan Stanley Capital I Trust Series 2014-150E(c)		4.2640	09/09/32	109,346
347,000	Morgan Stanley Capital I Trust Series 2014-150E D(b),(c)		4.4380	09/09/32	174,422
200,000	Morgan Stanley Capital I Trust Series 2015-MS1 D(b),(c)		4.1570	05/15/48	150,247
72,000	Morgan Stanley Capital I Trust Series 2018-L1 B(b)		4.8670	10/15/51	65,022
500,000	MSSG Trust Series 2017-237P A(c)		3.3970	09/13/39	411,089
226,787	Multi Security Asset Trust, L.P. Commercial Series 2005-RR4A N(b),(c)		0.0000	11/28/35	230,127
677,665	Multifamily Trust Series 2016-1 A(c),(d)	TSFR1M + 2.114%	7.3920	04/25/46	608,562
1,000,000	Natixis Commercial Mortgage Securities Trust Series 75B A(c)		3.8580	04/10/37	845,911
470,000	Olympic Tower Mortgage Trust Series 2017-OT E(b),(c)		4.0770	05/10/39	317,711
2,250,000	Ready Capital Mortgage Trust Series 2019-5 E(b),(c)		5.3540	02/25/52	1,947,682
110,000	Soho Trust Series 2021-SOHO B(b),(c)		2.7860	08/10/38	67,374
374,131	Sutherland Commercial Mortgage Trust Series 2021-SB10 C(b),(c)		2.6400	12/25/41	298,362
500,000	TMSQ Mortgage Trust Series 2014-1500 A(c)		3.6800	10/10/36	373,050
457,352	UBS-BAMLL Trust Series 2012-WRM A(c)		3.6630	06/10/30	431,514
1,305,026	UBS-Barclays Commercial Mortgage Trust Series 2013-C5 C(b),(c)		3.8440	03/10/46	1,052,349
1,588,789	Velocity Commercial Capital Loan Trust Series 2017-2 M5(b),(c)		6.4200	11/25/47	1,391,431
1,539,808	Velocity Commercial Capital Loan Trust Series 2017-2 M6(b),(c)		7.7500	11/25/47	1,346,974
807,590	Velocity Commercial Capital Loan Trust Series 2018-1 M6(c)		7.2600	04/25/48	686,501
318,417	Velocity Commercial Capital Loan Trust Series 2018-2 M5(b),(c)		6.3600	10/26/48	269,895
1,586,617	Velocity Commercial Capital Loan Trust Series 2019-2 M6(b),(c)		6.3000	07/25/49	1,153,380
499,280	Velocity Commercial Capital Loan Trust Series 2019-3 M3(b),(c)		3.3800	10/25/49	412,345
72,647	Velocity Commercial Capital Loan Trust Series 2020-1 M2(b),(c)		2.9800	02/25/50	60,181
1,926,694	Velocity Commercial Capital Loan Trust Series 2021-2 M1(b),(c)		1.8200	08/25/51	1,489,703
1,936,212	Velocity Commercial Capital Loan Trust Series 2022-1 M5(b),(c)		5.8100	02/25/52	1,392,330
829,254	Velocity Commercial Capital Loan Trust Series 2022-4 M4(b),(c)		7.5220	08/25/52	736,159
460,921	Velocity Commercial Capital Loan Trust Series 2023-1 M1(b),(c)		7.1500	01/25/53	468,095
248,920	Velocity Commercial Capital Loan Trust Series 2024-1 M2(b),(c)		7.2300	01/25/54	253,932
481,183	Wachovia Bank Commercial Mortgage Trust Series 2004-C12 IO(a),(b),(c)		1.0890	07/15/41	1,210
60,824	Waterfall Commercial Mortgage Trust Series 2015-SBC5 A(b),(c)		4.1040	12/14/32	59,359
622,744	Wells Fargo Commercial Mortgage Trust Series 2013-LC12 B(b)		4.0830	07/15/46	575,727
346,000	Wells Fargo Commercial Mortgage Trust Series 2015-C27 C		3.8940	02/15/48	276,621
250,000	Wells Fargo Commercial Mortgage Trust Series 2016-C34 C(b)		5.2240	06/15/49	222,719
220,000	Wells Fargo Commercial Mortgage Trust Series 2016-C36 C(b)		4.2530	11/15/59	171,137

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.4% (Continued)
	NON AGENCY CMBS — 28.6% (Continued)
197,419	WFRBS Commercial Mortgage Trust Series 2011-C4 D(b),(c)		4.5550	06/15/44	$ 176,789
160,000	WFRBS Commercial Mortgage Trust Series 2012-C10 C(b)		4.4570	12/15/45	126,361
1,688,334	WFRBS Commercial Mortgage Trust Series 2013-C15 B(b)		4.3270	08/15/46	1,487,844
70,000	WFRBS Commercial Mortgage Trust Series 2013-C15 C(b)		4.3270	08/15/46	50,248
460,148	WFRBS Commercial Mortgage Trust Series 2014-C25 D(b),(c)		3.8030	11/15/47	400,817
110,000	WFRBS Commercial Mortgage Trust Series 2014-C24 B(b)		4.2040	11/15/47	103,182
317,421	WFRBS Commercial Mortgage Trust Series 2014-C22 A5		3.7520	09/15/57	314,012
40,000	WFRBS Commercial Mortgage Trust Series 2014-C22 B(b)		4.3710	09/15/57	33,999
1,800,000	Worldwide Plaza Trust Series 2017-WWP A(c)		3.5260	11/10/36	1,295,266
					93,932,474
	OTHER ABS — 2.0%
59,663	321 Henderson Receivables I, LLC Series 2004-A A1(c),(d)	TSFR1M + 0.464%	5.8010	09/15/45	59,486
118,191	AASET Trust Series 2020-1A A(c)		3.3510	01/16/40	112,965
245,872	AFN A.B.SPROP001, LLC Series 2019-1A A2(c)		4.4600	05/20/49	192,234
7,426,421	Corevest American Finance Trust Series 2019-3 XA(a),(b),(c)		2.1440	10/15/52	64,047
1,000,000	CoreVest American Finance Trust Series 2021-2 D(c)		2.8310	07/15/54	841,502
586,477	Goldman Home Improvement Trust Issuer Series 2022-GRN1 D(c)		7.3000	06/25/52	583,877
1,844,675	Goodgreen Trust Series 2021-1A C(c)		5.7400	10/15/56	1,590,309
57,878	HERO Funding Trust Series 2015-2A A(c)		3.9900	09/20/40	54,784
142,479	Home Partners of America Trust Series 2020-2 F(c)		4.0550	01/17/41	113,956
446,238	HTS Fund I, LLC Series 2021-1 A(c)		1.4110	08/25/36	364,535
357,273	J.G. Wentworth XXXIX, LLC Series 2A B(c)		5.0900	09/17/74	306,806
39,505	Longtrain Leasing III, LLC Series 2015-1A A1(c)		2.9800	01/15/45	37,319
350,002	Longtrain Leasing III, LLC Series 2015-1A A2(c)		4.0600	01/15/45	348,026
1,500,000	NP SPE II, LLC Series 1A B1(c)		5.6070	10/21/47	1,338,951
153,350	Sunnova Helios X Issuer, LLC Series C C(c)		6.0000	11/22/49	120,151
128,501	Sunrun Demeter Issuer, LLC Series 2021-2A A(c)		2.2700	01/30/57	110,085
125,569	Sunrun Vulcan Issuer, LLC Series 2021-1A A(c)		2.4600	01/30/52	100,188
111,006	Vivint Solar Financing VII, LLC Series 1A A(c)		2.2100	07/31/51	95,522
					6,434,743
	RESIDENTIAL MORTGAGE — 2.8%
321,478	Amresco Residential Securities Corp Mort Loan Series 1999-1 A(d)	TSFR1M + 0.584%	6.3320	06/25/29	307,313
7,287,696	Belvedere SPV Srl Series 1 A(d)	EUR006M + 3.250%	6.9220	12/31/38	2,408,678
6,197	Chase Funding Trust Series 2002-4 2A1(d)	TSFR1M + 0.854%	6.1320	10/25/32	6,120

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.4% (Continued)
	RESIDENTIAL MORTGAGE — 2.8% (Continued)
38,028	Chase Funding Trust Series 2004-1 1A7(e)		4.9850	11/25/33	$ 36,608
753,671	Credit-Based Asset Servicing and Securitization, Series 2002-CB3 B2(d)	TSFR1M + 3.489%	8.7670	06/25/32	746,901
92,241	Credit-Based Asset Servicing and Securitization, Series 2004-CB3 B1(d)	TSFR1M + 2.889%	3.1790	03/25/34	106,339
1,360,918	Credit-Based Asset Servicing and Securitization, Series 2004-RP1(c),(d)	TSFR1M + 3.864%	9.1420	05/25/50	1,339,843
1,111,820	CSMC Trust Series 2017-RPL1(b),(c)		2.9730	07/25/57	653,911
202,990	CWABS Asset-Backed Certificates Trust Series 2007-13 2A1(d)	TSFR1M + 1.014%	6.2920	10/25/47	185,726
11,961	CWABS Inc Asset-Backed Certificates Trust Series 2004-6 2A3(d)	TSFR1M + 1.314%	6.5920	11/25/34	11,140
3,205	Equity One Mortgage Pass-Through Trust Series 2002-3 M1(b)		6.0390	11/25/32	3,219
109,307	Equity One Mortgage Pass-Through Trust Series 2004-3 M1(e)		3.8110	07/25/34	94,171
1,681	Fannie Mae Grantor Trust Series 2002-T10 A1(d)	TSFR1M + 0.354%	5.6320	06/25/32	1,641
372,162	Fannie Mae Grantor Trust Series 2003-T4 1A(d)	TSFR1M + 0.334%	2.9860	09/26/33	360,725
400,000	Finance of America HECM Buyout Series 2022-HB2 M3(b),(c)		6.0000	08/01/32	392,059
362,293	First Franklin Mortgage Loan Trust Series 2002-FF1 M2(d)	TSFR1M + 1.914%	7.1920	04/25/32	361,378
86,116	GE-WMC Asset-Backed Pass-Through Certificates Series 2005-2 M1(d)	TSFR1M + 0.774%	6.0520	12/25/35	69,754
7,840	GSAMP Trust Series 2002-WF A2B(d)	TSFR1M + 1.214%	6.5500	10/20/32	7,827
467,810	Legacy Mortgage Asset Trust Series 2019-SL2 A(b),(c)		3.3750	02/25/59	451,474
53,147	Long Beach Mortgage Loan Trust Series 2003-2 M2(d)	TSFR1M + 2.964%	8.2420	06/25/33	59,613
60,653	Mastr Specialized Loan Trust Series 2005-3 M1(c),(d)	TSFR1M + 1.239%	6.5170	11/25/35	58,010
346,012	RAAC Series Trust Series 2005-SP2 2A(d)	TSFR1M + 0.714%	5.9920	06/25/44	278,786
480,083	RAAC Series Trust Series 2007-RP3 A(c),(d)	TSFR1M + 0.494%	6.1520	10/25/46	466,929
527,273	Structured Asset Investment Loan Trust Series 2003-BC9 M3(d)	TSFR1M + 3.264%	8.5420	08/25/33	490,101
145,141	Structured Asset Securities Corp Mortgage Loan Series 2005-WF2 M7(d)	TSFR1M + 1.764%	7.0420	05/25/35	140,711
					9,038,977
	STUDENT LOANS — 1.0%
30,358	AccessLex Institute Series 2004-2 B(d)	SOFR90A + 0.962%	6.3210	01/25/43	27,974
76,389	College Ave Student Loans, LLC Series 2019-A A1(c),(d)	TSFR1M + 1.514%	6.7920	12/28/48	73,274
1,388,150	EdLinc Student Loan Funding Trust Series 2012-1 B(c),(d)	SOFR30A + 4.354%	9.7030	11/26/40	1,809,880
172,137	ELFI Graduate Loan Program, LLC Series 2020-A A(c)		1.7300	08/25/45	150,388
32,163	L2L Education Loan Trust Series 2006-1A A3(c),(d)	TSFR1M + 0.454%	5.7910	06/15/31	31,062
300,000	Navient Private Education Refi Loan Trust Series 2021-A B(c)		2.2400	05/15/69	212,994
179,709	Nelnet Student Loan Trust Series 2023-A AFX(c)		6.6400	02/20/41	183,069
372,911	SLM Private Credit Student Loan Trust Series 2004-B A4(d)	TSFR3M + 0.692%	6.0310	09/15/33	353,268
13,597	SLM Student Loan Trust Series 2005-5 B(d)	SOFR90A + 0.512%	5.8710	10/25/40	11,356

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 78.4% (Continued)
	STUDENT LOANS — 1.0% (Continued)
62,943	SLM Student Loan Trust Series 2005-8 B(d)	SOFR90A + 0.572%	5.9310	01/25/55	$ 59,569
340,000	SMB Private Education Loan Trust Series 2023-C B(c)		6.3600	11/15/52	322,525
					3,235,359
	WHOLE BUSINESS — 0.9%
2,072,507	Business Loan Express Business Loan Trust Series 2007-AA A(c),(d)	TSFR1M + 0.514%	5.8500	10/20/40	1,851,921
49,578	Business Loan Express Business Loan Trust Series 2007-AA C(c),(d)	TSFR1M + 2.264%	7.6000	10/20/40	40,598
99,308	Business Loan Express Business Loan Trust Series 2007-AX C(d)	TSFR1M + 2.264%	7.6000	10/20/40	81,321
1,976,054	KGS-Alpha SBA COOF Trust Series 2015-1 A(a),(b),(c)		1.6280	10/25/35	68,744
3,345,547	KGS-Alpha SBA COOF Trust Series 2014-5 A(a),(b),(c)		1.9840	10/25/40	134,871
334,449	ReadyCap Lending Small Business Loan Trust Series 2019-2 A(c),(d)	PRIME - 0.500%	8.0000	12/27/44	333,735
335,699	ReadyCap Lending Small Business Loan Trust Series 2023-3 A(c),(d)	PRIME + 0.070%	8.5700	04/25/48	338,277
					2,849,467

	TOTAL ASSET BACKED SECURITIES (Cost $261,748,926)				257,027,292

	CORPORATE BONDS — 13.3%
	ASSET MANAGEMENT — 0.3%
70,000	Morgan Stanley & Company, LLC(d)	5*(USISOA30-USISOA02)	0.0000	01/21/26	62,825
274,000	Nomura America Finance, LLC(d)	4*(USISOA30-USISOA02)	0.0000	12/31/33	175,360
65,000	Nomura America Finance, LLC(d)	4*(USISOA30-USISOA02)	0.0000	02/28/34	40,319
890,000	Nomura America Finance, LLC(d)	4*( USISOA30 - USISOA02) - 1.000%	0.0000	07/29/34	567,375
					845,879
	BANKING — 2.9%
190,000	Bank of Nova Scotia (The)(d)	4*(USISOA30-USISOA02) - 2.738%	0.0000	06/27/33	121,125
120,000	Bank of Nova Scotia (The)(d)	4*(USISOA30-USISOA02) - 0.738%	0.0000	01/30/34	76,500
100,000	Bank of Nova Scotia (The)(d)	4*(USISOA30-USISOA02) - 1.738%	0.0000	08/28/34	63,500
75,000	Barclays Bank PLC(b)		7.0000	01/23/26	74,642

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 13.3% (Continued)
	BANKING — 2.9% (Continued)
525,000	Barclays Bank PLC(d)	4.250*(USISOA30-USISOA02)	0.0000	09/13/28	$ 420,000
50,000	Barclays Bank PLC(d)	4*(USISOA30-USISOA02)	0.0000	10/18/28	40,000
75,000	Barclays Bank PLC(d)	4*(USISOA10-USISOA02)-1.00%	0.0000	08/15/33	49,500
58,000	Barclays Bank PLC(d)	4*(USISOA30-USISOA02-2.00%)	0.0000	04/25/34	36,830
70,000	Barclays Bank PLC(d)	8*(USISOA30 - USISOA05 - 2.00%)	0.0000	07/31/34	44,800
177,000	BNP Paribas S.A.(d)	4*(CMS30-CMS5)	0.0000	04/30/33	113,280
1,037,000	Citigroup, Inc.(d)	4.5*(USISOA30-USISOA05)	0.0000	11/26/33	679,235
507,000	Citigroup, Inc.(d)	4*(USISOA30-USISOA02)- 1.000%	0.0000	12/29/34	334,620
55,000	Citigroup, Inc.(d)	20*(USISOA30-USISOA02 -17.5%)	0.0000	08/31/35	35,750
220,000	Credit Suisse A.G.(d)	10*(USISOA30-USISOA02)	0.0000	01/29/31	160,600
1,079,000	Credit Suisse A.G.(d)	15*(USISOA30-USISOA02)	0.0000	10/31/31	803,855
120,000	Deutsche Bank A.G.(d)	4*(USISOA30-USISOA05-2.20%)	0.0000	01/31/33	74,400
245,000	Deutsche Bank A.G.(d)	4*(USISOA30-USISOA02-1.60%)	0.0000	06/30/34	153,125
1,257,000	Deutsche Bank A.G.(d)	4*(USISOA30-USISOA02-2.000%)	0.0000	08/28/34	785,625
1,839,000	Deutsche Bank A.G.(d)	4.5*(USISOA30 - USISOA02 - 0.25%)	0.0000	10/31/34	1,167,766
961,000	Deutsche Bank A.G.(d)	4*(USISOA30 - USISOA02 - 1.00%)	0.0000	11/26/34	605,430
738,000	Deutsche Bank A.G.(d)	10*(USISOA30-USISOA02- 8.750%)	0.0000	03/27/35	457,560

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 13.3% (Continued)
	BANKING — 2.9% (Continued)
75,000	Deutsche Bank A.G.(d)	15*(USISOA30 - USISOA02 - 13.125%)	0.0000	12/23/35	$ 45,750
100,000	HSBC USA, Inc.(d)	6.250*(USISOA30-USISOA05)	0.0000	05/21/29	79,500
200,000	Lloyds Bank plc(d)	4.3*(USISOA30-USISOA05-0.500%)	0.0000	01/31/33	128,000
136,000	Lloyds Bank plc(d)	4*(USISOA30-USISOA02 -1.00%)	0.0000	10/25/33	87,720
655,000	Lloyds Bank plc(d)	4*(USISOA30-USISOA02-1.400%)	0.0000	11/27/33	448,381
282,000	Natixis US Medium-Term Note Program, LLC(d)	4*(USISOA30-USISOA02)	0.0000	04/30/34	180,480
1,414,000	Natixis US Medium-Term Note Program, LLC(d)	7.5*(USISOA30-USISOA05-1.875%)	0.0000	07/31/34	890,820
125,000	NatWest Markets plc(d)	4*(USISOA30-USISOA02-0.25%)	0.0000	08/18/31	85,625
100,000	NatWest Markets plc(d)	4*(USISOA30 - USISOA02 - 0.50%)	0.0000	08/26/31	67,000
202,000	SG Structured Products, Inc.(b)		1.0000	03/31/26	173,720
185,000	SG Structured Products, Inc.(d)	4*(USISOA30 - USISOA02 - 2.00%)	0.0000	07/29/31	136,900
744,000	Societe Generale S.A.(d)	10*(USISOA30-USISOA02)	0.0000	10/29/32	554,280
203,000	Societe Generale S.A.(d)	50*(USISOA30-USISOA02)	0.0000	01/31/35	151,235
135,000	STRATS, LLC(d)	TSFR1M + 1.428%	6.2340	02/15/34	104,831
					9,432,385
	INSTITUTIONAL FINANCIAL SERVICES — 5.7%
41,000	Citigroup Global Markets Holdings, Inc.(d)	8*(USISOA30-USISOA02)	0.0000	04/25/32	34,653
35,000	Citigroup Global Markets Holdings, Inc.(d)	9.5*(USISOA30-USISOA02)	0.0000	11/22/32	25,900
200,000	Citigroup Global Markets Holdings, Inc. (d)	30*(USISOA30-USISOA02)	0.0000	03/29/34	155,000
60,000	Citigroup Global Markets Holdings, Inc.(d)	50*(USISOA30-USISOA02)	0.0000	03/29/34	48,000
553,000	Citigroup Global Markets Holdings, Inc.(d)	30*(USISOA30-USISOA02)	0.0000	04/01/41	362,215

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 13.3% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 5.7% (Continued)
170,000	Credit Suisse A.G.(d)	8*(USISOA30-USISOA02)	0.0000	07/31/30	$ 96,900
300,000	Credit Suisse A.G.(d)	7.5*(USISOA30-USISOA02)	0.0000	09/30/30	214,500
627,000	Credit Suisse A.G.(d)	10*(USISOA30-USISOA02)	0.0000	09/30/30	463,980
95,000	Credit Suisse A.G.(d)	8*(USISOA30 - USISOA02)	0.0000	10/30/30	68,400
791,000	Credit Suisse A.G.(d)	12*(USISOA30-USISOA02)	0.0000	04/29/31	581,385
365,000	Goldman Sachs Group, Inc. (The)(d)	5*(USISOA30-USISOA05)	0.0000	03/19/29	290,175
500,000	GS Finance Corporation(d)	7*(USISOA30-USISOA05)-1.75%	0.0000	03/24/31	360,000
97,000	Jefferies Financial Group, Inc.(d)	7.5*(USISOA30-USISOA02)	0.0000	05/31/34	64,505
30,000	Jefferies Financial Group, Inc.(d)	10*(USISOA10-USISOA02)	0.0000	06/30/37	19,725
1,168,000	Jefferies Financial Group, Inc.(d)	9*(USISOA30-USISOA02)	0.0000	07/31/37	785,480
1,071,000	Jefferies Financial Group, Inc.(d)	9*(USISOA10-USISOA02)	0.0000	08/31/37	704,183
150,000	Jefferies Financial Group, Inc.(d)	10*(USISOA10-USISOA02)	0.0000	08/31/37	98,625
248,000	Jefferies Financial Group, Inc.(d)	8*(USISOA10-USISOA02)	0.0000	09/30/37	161,200
240,000	Jefferies Financial Group, Inc.(d)	10*(USISOA10-USISOA02)	0.0000	10/31/37	158,400
110,000	Jefferies Financial Group, Inc.(d)	8*(USISOA30-USISOA02)	0.0000	01/31/38	72,050
762,000	Jefferies Financial Group, Inc.(d)	USISOA30 + 0.750%	4.6570	02/28/38	583,422
673,000	Jefferies Financial Group, Inc.(d)	TSFR3M + 1.762%	7.0000	08/31/39	605,666
280,000	Jefferies Financial Group, Inc.(d)	TSFR3M + 4.262%	9.6050	03/20/40	253,051
115,000	Morgan Stanley(d)	(USISOA30-USISOA02)	0.0000	03/21/27	98,900
56,000	Morgan Stanley(d)	4*(USISOA30-USISOA05)	0.0000	06/28/28	44,380
100,000	Morgan Stanley(d)	4.5*(USISOA30-USISOA05)	0.0000	07/31/28	84,625
1,015,000	Morgan Stanley(d)	8*(USISOA30-USISOA05)	0.0000	09/27/28	791,699
772,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	0.0000	10/15/28	617,600
100,000	Morgan Stanley(b)		6.0000	06/29/29	91,000

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 13.3% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 5.7% (Continued)
3,743,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	0.0000	04/30/30	$ 2,844,679
1,593,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	0.0000	05/29/30	1,210,679
508,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	0.0000	06/30/30	386,080
221,000	Morgan Stanley(d)	8*(USISOA30-USISOA02)	0.0000	07/31/30	163,540
390,000	Morgan Stanley(d)	8.5*(USISOA30-USISOA02)	0.0000	08/19/30	290,550
216,000	Morgan Stanley(d)	8*(USISOA30-USISOA02)	0.0000	08/31/30	159,840
428,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	0.0000	09/30/30	325,280
151,000	Morgan Stanley(d)	7*(USISOA30-USISOA02)	0.0000	10/30/30	109,098
171,000	Morgan Stanley Series 10(d)	5*(USISOA30-USISOA02)	0.0000	10/30/30	117,048
66,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	0.0000	11/30/30	49,253
50,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	0.0000	11/30/30	35,250
30,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	0.0000	01/29/31	22,388
20,000	Morgan Stanley(d)	(USISOA30-USISOA02)	0.0000	03/31/31	15,000
167,000	Morgan Stanley(d)	9*(USISOA30-USISOA02)	0.0000	03/31/31	133,183
89,000	Morgan Stanley(d)	(USISOA30-USISOA02)	0.0000	05/31/31	69,865
125,000	Morgan Stanley(d)	9*(USISOA30-USISOA02)	0.0000	06/30/31	100,000
114,000	Morgan Stanley(d)	(USISOA30-USISOA02)	0.0000	07/29/31	88,635
268,200	Morgan Stanley(d)	7*(USISOA30-USISOA02)	0.0000	09/16/31	190,422
231,000	Morgan Stanley(d)	5*(USISOA30-USISOA05)	0.0000	02/15/33	145,530
247,000	Morgan Stanley(d)	8*(USISOA30-USISOA02)	0.0000	01/30/34	158,080
345,000	Morgan Stanley(d)	4*(USISOA30-USISOA02)	0.0000	02/28/34	217,350
209,000	Morgan Stanley(d)	4*(USISOA30-USISOA02)	0.0000	03/31/34	130,625
287,000	Morgan Stanley(d)	4*(USISOA30-USISOA02)	0.0000	05/30/34	179,375

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 13.3% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 5.7% (Continued)
121,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	0.0000	08/29/34	$ 76,230
120,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	0.0000	09/30/34	75,600
231,000	Morgan Stanley(d)	6*(USISOA30-USISOA02)	0.0000	09/30/34	131,183
238,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	0.0000	10/08/34	149,940
295,000	Morgan Stanley(d)	7*(USISOA30-USISOA02)	0.0000	10/31/34	188,800
279,000	Morgan Stanley(b)		7.2500	10/31/34	178,560
30,000	Morgan Stanley(d)	5*(USISOA30-USISOA02)	0.0000	11/28/34	18,900
60,000	Morgan Stanley(d)	7*(USISOA30-USISOA02)	0.0000	11/28/34	38,700
230,000	Morgan Stanley(d)	4.5*(USISOA30-USISOA02)	0.0000	12/31/34	144,325
467,000	Morgan Stanley(d)	8*(USISOA30-USISOA02)	0.0000	01/30/35	301,215
438,000	Morgan Stanley(d)	6*(USISOA30-USISOA02)	0.0000	03/31/35	280,320
855,000	Morgan Stanley(d)	9*(CMS30-CMS2)	0.0000	04/30/35	581,400
85,000	Morgan Stanley(d)	9*(CMS30-CMS2)	0.0000	05/29/35	58,225
185,000	Morgan Stanley(d)	9*(CMS30-CMS2)	0.0000	06/30/35	125,800
438,000	Morgan Stanley(d)	9*(CMS30-CMS2)	0.0000	07/31/35	300,030
187,000	Morgan Stanley(d)	9*(USISOA30-USISOA02)	0.0000	09/30/35	127,160
176,000	Morgan Stanley(d)	9*(USISOA30-USISOA02)	0.0000	11/30/35	119,680
241,000	Morgan Stanley(d)	9*(CMS30-CMS2)	0.0000	12/23/35	163,880
909,000	Morgan Stanley(d)	10*(USISOA30-USISOA02)	0.0000	02/29/36	581,760
70,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	0.0000	08/31/36	45,150
					18,764,227
	LEISURE FACILITIES & SERVICES — 0.1%
354,781	Times Square Hotel Trust(c)		8.5280	08/01/26	355,274

	OIL & GAS PRODUCERS — 0.2%
250,000	Petroleos Mexicanos(c)		10.0000	02/07/33	256,980
870,000	Petroleos Mexicanos		6.7500	09/21/47	595,757

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 13.3% (Continued)
	OIL & GAS PRODUCERS — 0.2% (Continued)
					$ 852,737
	SPECIALTY FINANCE — 4.1%
181,789	Fort Knox Military Housing Privatization Project(d)	TSFR1M + 0.454%	5.7910	02/15/52	142,663
2,548,787	MM Community Funding III Ltd. / MM Community(c),(d)	TSFR6M + 2.478%	7.7870	05/01/32	2,472,323
737,000	Morgan Stanley Finance, LLC(d)	15(USISOA30-USISOA02)	0.0000	04/30/33	534,325
541,000	Morgan Stanley Finance, LLC(d)	10*(USISOA30-USISOA02)	0.0000	06/30/36	346,240
242,000	Morgan Stanley Finance, LLC(d)	15*(USISOA30-USISOA02)	0.0000	07/29/36	155,485
3,863,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	0.0000	08/31/36	2,501,293
1,143,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	0.0000	09/30/36	740,093
4,533,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	0.0000	11/29/36	2,935,117
40,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	0.0000	12/30/36	25,800
1,707,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	0.0000	01/31/37	1,105,283
100,000	Morgan Stanley Finance, LLC(d)	15*(USISOA30-USISOA02)	0.0000	03/31/37	64,500
483,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	0.0000	04/28/37	311,535
290,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	0.0000	07/31/37	188,500
168,000	Morgan Stanley Finance, LLC(d)	20*(USISOA30-USISOA02)	0.0000	09/29/37	109,200
2,014,000	Morgan Stanley Finance, LLC(d)	10*(USISOA30-USISOA02)	0.0000	09/29/37	1,273,855
25,433	Preferred Term Securities X Ltd. / Preferred Term(c),(d)	TSFR3M + 1.122%	6.4620	07/03/33	24,515
634,876	Select Notes Trust LT		5.9100	02/22/33	583,622
					13,514,349

	TOTAL CORPORATE BONDS (Cost $56,084,479)				43,764,851

	NON U.S. GOVERNMENT & AGENCIES — 0.1%
	SOVEREIGN — 0.1%
192,000	Argentina Bonar Bonds(e)		0.7500	07/09/30	101,383
24,086	Argentine Republic Government International Bond		1.0000	07/09/29	14,512

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 0.1% (Continued)
	SOVEREIGN — 0.1% (Continued)
685,000	Argentine Republic Government International Bond(e)	4.1250	07/09/35	$ 305,685
				421,580

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $255,049)			421,580

	U.S. GOVERNMENT & AGENCIES — 1.8%
	AGENCY FIXED RATE — 1.2%
3,740,808	Fannie Mae Pool BY8354	6.0000	08/01/53	3,821,043

	AGENCY MBS OTHER — 0.0%(g)
34,053	Fannie Mae Pool 257064	4.5000	11/01/37	33,648
7,069	Ginnie Mae II Pool BU6365(b)	4.6320	04/20/70	6,994
				40,642
	U.S. TREASURY NOTES — 0.6%
1,000,000	United States Treasury Note	4.0000	06/30/28	1,008,711
1,000,000	United States Treasury Note	3.7500	06/30/30	998,203
				2,006,914

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $5,727,515)			5,868,599

	TOTAL INVESTMENTS - 93.6% (Cost $323,815,969)			$ 307,082,322
	OTHER ASSETS IN EXCESS OF LIABILITIES- 6.4%			21,005,411
	NET ASSETS - 100.0%			$ 328,087,733

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(h)	Value and Unrealized Depreciation
247	CBOT 3 Year US Treasury Note Future	12/31/2024	$ 52,481,711	$ (121,570)

	TOTAL FUTURES CONTRACTS			$ (121,570)

EASTERLY INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

CREDIT DEFAULT SWAP AGREEMENTS
Description	Payment Frequency	Counterparty	Fixed Deal (Pay)Rate	Maturity Date	Notional Value	Fair Value	Amortized Upfront Payments Paid/ (Received)	Unrealized Appreciation / (Depreciation)
CDX.NA. HY Series 42	Annual	GS	5.00%	6/20/2029	$ 46,000,000	$ (3,718,912)	$ (3,060,660)	$ (658,252)
Morgan Stanley 7.25% 04/01/2032	Annual	GS	1.00%	6/20/2025	20,000,000	(164,695)	(62,907)	(101,788)
TOTAL						$ (3,883,607)	$ (3,123,567)	$ (760,040)

GS	- Goldman Sachs
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company
REMIC	- Real Estate Mortgage Investment Conduit
S.A.	- Société Anonyme

12MTA CMS2 CMS5 CMS30	Federal Reserve US 12 Month Cumulative Avg 1 Year Constant Maturity Treasury 2 Year Constant Maturity Swap Rate 5 Year Constant Maturity Swap Rate 30 Year Constant Maturity Swap Rate
ECOFC	Enterprise 11th District Cost of Funds Index
EUR003M	Euribor 3 Month
EUR006M	Euribor 6 Month
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
PRIME	Prime Rate by U.S.
SOFR30A	United States 30 Day Average Secured Overnight Financing Rate
SOFR90A	United States 90 Day Average Secured Overnight Financing Rate
TSFR1M	Secured Overnight Financing Rate 1 Month
TSFR3M	Secured Overnight Financing Rate 3 Month
TSFR6M USISOA02 USISOA05 USISOA10	Secured Overnight Financing Rate 6 Month USD SOFR Spread-Adj. ICE Swap Rate 2Y USD SOFR Spread-Adj. ICE Swap Rate 5Y USD SOFR Spread-Adj. ICE Swap Rate 10Y
USISOA30	USD SOFR Spread-Adj. ICE Swap Rate 30Y

EASTERLY INCOME OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

August 31, 2024

(a)	Interest only securities.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2024 the total market value of 144A securities is $167,684,384 or 51.1% of net assets.
(d)	Variable rate security; the rate shown represents the rate on August 31, 2024.
(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at August 31, 2024.
(f)	Zero coupon bond.
(g)	Percentage rounds to less than 0.1%.
(h)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.